[The American Funds Group/R/]

THE BOND FUND OF AMERICA

[4 images: (1) a pair of hands holding eye glasses, (2) list of investing terms, (3) a globe, (4) a shareholder certificate]

Semi-Annual Report For
The Six Months Ended June 30, 2001


THE BOND FUND OF AMERICA/SM/ is one of the 29 American Funds,/SM/ the nation's third-largest mutual fund family. For seven decades, Capital Research and Management Company, the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

THE BOND FUND OF AMERICA seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

RESULTS AT A GLANCE
(assuming distributions reinvested or interest compounded for periods ended June 30, 2001)
                                  Lifetime (since inception
                                        on May 28, 1974)
                      6-month   12-month   Total   Average annual
                      return     return   return  compound return
The Bond Fund
of America               +4.1%    +8.5%   +1,131.6%       +9.7%
Lehman Brothers
Aggregate Bond Index/1/  +3.6     +11.2   +1,017.4        +9.3
Lipper Corporate A-Rated
Bond Funds Average/2/    +3.4     +10.2   +  959.7        +9.1

/1/ The Lehman Brothers Aggregate Bond Index began on January 1, 1976. From May
    31, 1974, through December 31, 1975, the Lehman Brothers Government/Credit Bond Index was used. The indexes serve as proxies for the broad U.S. investment-grade bond market and are unmanaged.
/2/ Source: Lipper Inc. Lipper averages do not include the effects of sales charges.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the average annual compound returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2001:

                                        1 year  5 years  10 years
CLASS A SHARES
 reflecting 3.75% maximum sales charge  +4.40%   +5.84%   +7.82%

Results for other share classes can be found on the inside back cover.

The fund's 30-day yield for Class A shares as of July 31, 2001, calculated in accordance with the Securities and Exchange Commission formula, was 6.88%.

Please see back cover for important information about other share classes.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. High-yield bonds are subject to greater default risk than investment-grade bonds. Investing outside the United States is subject to additional risks, such as currency fluctuations and differing securities regulations, which are detailed in the fund's prospectus.


FELLOW SHAREHOLDERS:

Bonds continued to do well in the first half of 2001, as economic growth tapered off in the U.S. and around the world, and as interest rates fell sharply. Investors taking cover from roiling stock markets also helped boost returns for fixed-income securities.

The Bond Fund of America benefited from this environment, delivering a steady stream of generous current income and enjoying a slight rise in share value. Shareholders who reinvested monthly dividends totaling 43.8 cents a share saw an income return of 3.5% (7.0% annualized) as of June 30; an increase in net asset value to $12.87 from $12.79 resulted in a total return of 4.1%.

The Bond Fund of America's flexible investment approach served it well during the six-month period. The fund did better than the bond market as a whole, which rose 3.6%, as measured by the unmanaged Lehman Brothers Aggregate Bond Index. It also finished ahead of the 3.4% average total return for the 181 corporate A-rated bond funds tracked by Lipper Inc. Although the fund trailed both benchmarks for the 12 months, its results compare favorably over its lifetime, as the chart at left shows.

[BEGIN CAPTION]

AS BONDS RALLIED DURING THE SIX MONTHS, THE FUND'S FLEXIBILITY PROVED TO BE AN ADVANTAGE.

[END CAPTION]


THE FED TAKES ACTION

The U.S. economy languished in the first half of 2001, leading to disappointing corporate earnings and continuing weakness in stock prices. Consumer spending held fairly steady, but manufacturing and industrial production slackened and layoffs became fairly widespread.

In an effort to overcome recessionary pressures, the Federal Reserve Board embarked on a series of interest-rate cuts in the new year. The federal funds rate - the rate at which banks lend each other money overnight - was notched down six times in as many months, from 6.00% to 3.75%. The rate is at its lowest level in nearly seven years.

The steps taken by the Federal Reserve had little immediate effect on the economy, but declining interest rates boosted prices for existing bonds, particularly those with shorter maturities. (Bond prices generally move inversely to the rise and fall in interest rates.) U.S. Treasuries were strengthened early in the year by investors fleeing equity markets, but corporate issues generally did better during the period.


STRENGTH FROM CORPORATE HOLDINGS

While the majority of The Bond Fund of America's portfolio is in securities rated A or better, it does have considerable latitude to invest in other bonds. As bonds rallied during the six months, that breadth proved to be an advantage. Among corporate bonds, a range of sectors did well during the period, including auto components, metals, paper and forest products, finance, insurance and health care. A number of large positions in these areas posted strong price gains in addition to delivering relatively high current yields.

Countering a slide in stock prices is a benefit the fund has delivered in every major stock market setback since its inception in 1974.

[BEGIN CAPTION]

COUNTERING A SLIDE IN STOCK PRICES IS A BENEFIT THE FUND HAS DELIVERED IN EVERY MAJOR STOCK MARKET SETBACK SINCE ITS INCEPTION IN 1974.

[END CAPTION]


Other investments also contributed positively to results during the period. These included mortgage-backed securities, which stabilized after a wave of refinancing activity early in the year, as well as asset-backed and U.S. Treasury securities.

At the other end of the spectrum, most telecommunications bonds suffered from a pullback in capital investments by businesses. While the downturn adversely affected a number of longtime holdings, including Nextel, the fund's largest telecom position, it also created attractive buying opportunities in companies with good long-term fundamentals.


A BREAK IN THE CLOUDS?

Looking forward, shorter term yields are sinking in response to interest-rate cuts by the Federal Reserve. Yields on 30-year Treasury bonds have likewise begun trending lower - a signal that a pick-up in economic activity may be more gradual than had been anticipated. Currently, we are focusing on securities that we believe will be resilient if difficult times continue. We are also keeping our eyes open for overlooked gems.

In the meantime, the current stock market turbulence is a useful reminder of the balancing role bond funds can play in a financial plan. Stock and bond market cycles rarely move in lockstep, making diversification a critical tool for investors seeking steady returns over the long term. Indeed, in the first half of this year Standard & Poor's 500 Composite Index fell nearly 7%, while The Bond Fund of America increased more than 4%.

We look forward to reporting to you again in six months.

Cordially,

/s/Paul G. Haaga, Jr.
Paul G. Haaga, Jr.
Chairman of the Board

/s/Abner D. Goldstine
Abner D. Goldstine
President

August 13, 2001


Investment Portfolio, June 30, 2001

[begin pie chart]

Corporate Bonds                                 53.6%
U.S. Government Notes & Bonds                    9.0%
Federal Agency Mortgage Pass-Through Securities  9.5%
Other Mortgage-/Asset-Backed Securities         13.4%
Government & Government Bodies (Excluding U.S.)  6.3%
Equity-Related Securities                        0.1%
Cash & Equivalents                               8.1%

[end pie chart]

                                                                                                     (Unaudited)
                                                                           Shares or
                                                                           Principal        Market       Percent
                                                                              Amount         Value        of Net
Bonds, Notes & Preferred Stocks                                                (000)         (000)        Assets

BANKS  -  7.89%
HSBC Capital Funding LP: /1/
 8.03% noncumulative preferred (undated)                           Euro 20,000            $  18,644
 Series 1, 9.547% noncumulative                                       $ 33,250               37,644
 preferred (undated) /2/
 Series 2, 10.176% noncumulative                                        32,000               39,407
 preferred  (undated)  /2/
Midland Bank 4.00% Eurodollar Note                                      15,000               11,991        1.02%
 (undated) /1/
SocGen Real Estate Co. LLC, Series A,                                   83,375               81,776
 7.64%/8.406% (undated) /1/ /2/
Societe Generale 7.85% (undated) /1//2/                                 11,105               11,460           .88
BNP U.S. Funding LLC, Series A, 7.738%                                  41,500               42,478
 noncumulative preferred
 (undated)/1/ /2/
BNP Paribas Capital Trust, 9.003%                                       15,000               16,451
 noncumulative trust preferred
 (undated) /2/
Banque Nationale de Paris 4.412%                                        12,500               12,008           .67
 (undated) /1/
Fuji JGB Investment LLC, Series A,                                      40,500               38,272
 9.87% noncumulative preferred
 (undated) /1/ /2/
IBJ Preferred Capital Co. LLC, Series A,                                19,480               17,767           .53
 8.79% noncumulative preferred
 (undated) /1/ /2/
Washington Mutual Bank, FA 6.875% 2011                                  20,000               19,941
Washington Mutual Finance, 8.25% 2005                                   12,000               12,859
Washington Mutual Capital I Subordinated                                10,000               10,112
 Capital Income Securities 8.375% 2027
Great Western Financial Trust II,                                        7,600                7,630
 Series A, 8.206% 2027
Ahmanson Capital Trust I Capital                                         2,030                2,061           .50
 Securities, Series A, 8.36% 2026 /2/
Bank of Scotland 7.00% (undated)/1/ /2/                                 30,000               29,598
National Westminster Bank PLC 7.75%                                     16,000               16,641           .44
 (undated) /1/
Skandinaviska Enskilda Banken AB:/1/
 6.50% (undated) /2/                                                    17,500               17,616
 7.50% (undated)                                                        23,000               22,643           .38
NB Capital Corp. 8.35% exchangeable                                  1,200,000 shares        31,008
 depositary shares
National Bank of Canada 5.188%                                         $ 5,000                3,649           .33
 (undated) /1/
Standard Chartered Bank:
 8.00% 2031 /2/                                                         17,990               18,269
 4.088% (undated) /1/                                                    5,000                3,464
 5.625% Eurodollar Note (undated) /1/                                   15,000                9,570           .30
GS Escrow Corp. 7.125% 2005                                             12,000               11,680
Golden State Holdings, Inc. 7.00% 2003                                  10,450               10,442           .21
DBS Bank Ltd. 7.875% 2009 /2/                                           10,000               10,439
Development Bank of Singapore Ltd.                                      10,000                9,891           .19
 7.125% 2011 /2/
Canadian Imperial Bank of Commerce                                      25,000               19,787           .19
 Eurodollar Note 5.188% 2085 /1/
Barclays Bank PLC: /1/ /2/
 7.375% (undated)                                                       10,875               10,824
 8.55% (undated)                                                         8,000                8,620           .18
AB Spintab:
 6.00% 2009                                                         SKr 23,000                2,122
 6.80% (undated) /1/ /2/                                               $ 6,500                6,584
 7.50% (undated)  /1/ /2/                                               11,000               10,718           .18
Abbey National PLC: /1/
 6.70% (undated)                                                         7,500                7,178
 7.35% (undated)                                                         9,500                9,624           .16
Tokai Preferred Capital Co. LLC, Series                                 16,500               15,794           .15
 A, 9.98%/11.091% noncumulative
 preferred (undated) /1/ /2/
Regional Diversified Funding Ltd. 9.25%                                 13,250               13,502           .13
 2030 /2/
Bank One Texas, NA 6.25% 2008                                            7,250                7,159
BANK ONE CORP.:
 6.50% 2006                                                              2,500                2,535
 7.875% 2010                                                             3,000                3,216           .12
Chevy Chase Preferred Capital Corp.                                    228,300 shares        12,362           .12
 10.375%
Royal Bank of Scotland Group:
 8.375% 2007                                                        Euro 4,900                7,540
 6.625% (undated) /1/                                               Euro 4,700                4,037           .11
Imperial Capital Trust I, Imperial                                    $ 10,200               11,100           .10
 Bancorp 9.98% 2026
Bank of America Corp.:
 7.80% 2010                                                              3,000                3,187
 7.40% 2011                                                              7,000                7,271           .10
BCI U.S. Funding Trust I 8.01%                                          10,000               10,051           .09
 (undated)  /1/ /2/
J.P. Morgan & Co. Inc., Series A,                                       10,000                9,091
 6.655% 2012 /1/
J.P. Morgan Chase & Co. 6.75% 2011                                         750                  752           .09
Allfirst Preferred Capital Trust 6.26%                                  10,000                9,618           .09
 2029 /1/
BankUnited Capital Trust, BankUnited                                    10,000                8,925           .08
 Financial Corp., 10.25% 2026
Riggs Capital Trust II 8.875% 2027                                       7,500                5,052
Riggs National Corp. 8.625% 2026                                         4,400                3,243           .08
Komercni Finance BV: /1/
 9.00%/10.75% 2008                                                       3,100                3,216
 9.00%/10.75% 2008 /2/                                                   4,620                4,793           .08
Bank of Nova Scotia 5.188% Eurodollar                                   10,000                7,805           .07
 Note (undated) /1/
Lloyds Bank (#2) 4.188% (undated) /1/                                    8,000                6,548           .06
UBS Preferred Funding Trust 1 8.622%                                     5,500                5,955           .06
 (undated)
Allied Irish Banks Ltd. 4.875%                                           7,000                5,480           .05
 (undated) /1/
Bay View Capital 9.125% 2007                                             5,500                5,005           .05
Halifax Building Society 8.75% 2006                                 Euro 3,000                4,663           .04
Bergen Bank 5.188%(undated) /1/                                        $ 5,000                3,725           .03
Christiana Bank Og Kreditkasse 4.25%                                     4,000                3,083           .03
 (undated) /1/
Banco General, SA 7.70% 2002 /2/                                           500                  497           .00
                                                                                            836,073          7.89

MEDIA  - 7.66%
Charter Communications Holdings, LLC:
 10.75% 2009                                                             4,000                4,230
 0%/11.75% 2010 /3/                                                      5,600                3,752
 0%/9.92% 2011 /3/                                                      48,000               32,640
 11.125% 2011                                                           16,763               17,769
 0%/11.75% 2011 /2/ /3/                                                 54,750               32,029
 0%/13.50% 2011 /3/                                                     48,500               30,555
Avalon Cable Holdings LLC 0%/11.875%                                     5,625                4,219          1.18
 2008 /3/
Liberty Media Corp.:
 7.875% 2009                                                            39,880               38,118
 8.50% 2029                                                             11,500               10,309
 8.25% 2030                                                             39,500               33,925           .78
Fox/Liberty Networks, LLC, FLN
 Finance, Inc.:
 8.875% 2007                                                            25,550               26,700
 0%/9.75% 2007 /3/                                                      36,325               34,145           .57
Comcast UK Cable Partners Ltd.                                          32,790               21,969
 11.20% 2007
NTL Communications Corp.:
 11.50% 2008                                                             6,750                4,455
 12.375% 2008                                                       Euro 6,500                4,080
 12.375% 2008 /2/                                                          750                  459
 9.875% 2009                                                             3,350                1,819
 0%/11.50% 2009 /3/                                                     21,000                6,769
 11.875% 2010                                                          $ 3,000                1,995
NTL Inc.:
 12.75% 2005                                                            17,750               13,135
 0%/9.75% 2008 /3/                                                       7,250                3,226           .55
Adelphia Communications Corp.:
 10.50% 2004                                                             2,000                2,050
 8.375% 2008                                                             5,000                4,575
 Series B, 13.00% preferred 2009 /4/                                    62,385 shares         5,958
 10.875% 2010                                                          $ 1,250                1,259
 10.25% 2011                                                            27,350               27,077
Century Communications Corp. 8.75% 2007                                  2,200                2,079
FrontierVision 11.00% 2006                                                 700                  726           .41
Young Broadcasting Inc.:
 Series B, 9.00% 2006                                                    2,250                2,137
 Series B, 8.75% 2007                                                   14,250               13,252
 10.00% 2011 /2/                                                        21,000               20,055           .33
Emmis Communications Corp. 0%/12.50%                                    54,750               31,207           .30
 2011 /2/ /3/
Fox Family Worldwide, Inc.:
 9.25% 2007                                                              5,095                5,120
 0%/10.25% 2007 /3/                                                     28,387               25,264           .29
Chancellor Media Corp. of Los Angeles:
 Series B, 8.75% 2007                                                    8,625                8,905
 8.00% 2008                                                              5,000                5,200
Clear Channel Communications, Inc.                                      10,000               10,366           .23
 7.65% 2010
TeleWest PLC 9.625% 2006                                                 4,700                3,995
Telewest Communications PLC:
 11.25% 2008                                                             1,300                1,183
 9.875% 2010                                                            15,200               12,844
 0%/11.375% 2010 /3/                                                    12,500                6,187           .23
Antenna TV SA:
 9.00% 2007                                                              9,750                9,616
 9.75% 2008                                                        Euro 16,000               13,639           .22
Key3Media Group, Inc. 11.25% 2011                                     $ 21,550               21,442           .20
Viacom Inc.:
 6.40% 2006                                                              5,000                5,070
 7.70% 2010                                                              8,000                8,415
 6.625% 2011 /2/                                                         8,000                7,843           .20
Telemundo Holdings, Inc., Series A,                                     25,375               20,681           .20
 0%/11.50% 2008 /3/
British Sky Broadcasting Group PLC                                      19,500               19,309           .18
 8.20% 2009
American Media Operations, Inc.                                         17,320               17,840           .17
 10.25% 2009
Cablevision Industries Corp.:
 8.125% 2009                                                             9,250                9,156
 9.875% 2013                                                             2,000                2,100
CSC Holdings, Inc., Series B, 8.125%                                     5,000                4,950           .15
2009
Cox Radio, Inc. 6.375% 2005                                             16,000               15,882           .15
Penton Media, Inc. 10.375% 2011 /2/                                     15,775               15,617           .15
Lenfest Communications, Inc.7.625% 2008                                  6,750                6,934
Comcast Cable Communications, Inc.                                       3,500                3,428           .10
 6.75% 2011
TransWestern Publishing Co. LLC:
 9.625% 2007                                                             7,250                7,304
 9.625% 2007 /2/                                                         2,250                2,267           .09
A.H. Belo Corp.:
 7.75% 2027                                                              8,000                7,171
 7.25% 2027                                                              2,500                2,112           .09
News America Holdings Inc.:
 6.625% 2008                                                             4,000                3,882
 8.625% 2014                                                          A$ 3,250                1,657
 8.875% 2023                                                           $ 1,800                1,901
 8.15% 2036                                                              1,600                1,572           .09
The Ackerley Group, Inc., Series B,                                     10,000                8,900           .08
 9.00% 2009
Cumulus Media Inc. 13.75% preferred                                      9,210 shares         8,657           .08
 2009 /4/ /5/
ACME Television, LLC, Series A,                                        $ 8,000                7,720           .07
 10.875% 2004
Carmike Cinemas, Inc., Series B,                                        11,425                6,855           .07
 9.375% 2009 /6/
Multicanal Participacoes SA, Series B,                                   6,875                6,789           .06
 12.625% 2004
United Pan-Europe Communications NV:
 10.875% 2009                                                           12,525                4,509
 10.875% 2009                                                       Euro 2,500                  786
 11.50% 2010                                                           $ 2,675                1,023
 0%/13.75% 2010 /3/                                                      2,500                  400           .06
RBS Participacoes SA 11.00% 2007 /2/                                     7,250                6,108           .06
Radio One, Inc. 8.875% 2011 /2/                                          5,500                5,527           .05
Hearst-Argyle Television, Inc.                                           6,050                5,400           .05
 7.00% 2018
Sun Media Corp. 9.50% 2007                                               5,139                5,139           .05
STC Broadcasting, Inc. 11.00% 2007                                       3,250                3,234           .03
Sinclair Capital 11.625% preferred 2009                                 33,750 shares         3,206           .03
V2 Music Holdings PLC 6.50% convertible                               $ 11,633                3,141           .03
 debentures 2012 /2/ /7/
Globo Comunicacoes e Participacoes Ltd.:
 10.50% 2006 /2/                                                         2,860                2,452
 10.50% 2006                                                               690                  592           .03
Big City Radio, Inc. 11.25% 2005                                         5,425                2,333           .02
Gray Communications Systems, Inc.                                        2,000                2,030           .02
 10.625% 2006
Time Warner Companies, Inc.:
 9.15% 2023                                                                500                  576
 6.95% 2028                                                                500                  463           .01
                                                                                            811,365          7.66

WIRELESS TELECOMMUNICATION
 SERVICES  -  4.44%
Nextel Communications, Inc.:
 0%/9.75% 2007 /3/                                                      64,450               41,892
 0%/10.65% 2007 /3/                                                      9,000                6,120
 0%/9.95% 2008 /3/                                                      75,825               48,528
 12.00% 2008                                                             5,000                4,500
 Series D, 13.00% exchangeable                                           1,250 shares           775
 preferred 2009  /4/ /5/
 5.25% convertible senior notes 2010                                  $ 10,000                6,100
 Series E, 11.125% exchangeable                                            616 shares           339
 preferred, redeemable 2010 /4/ /5/
Nextel Partners, Inc.:
 0%/14.00% 2009 /3/                                                   $ 28,314               16,510
 11.00% 2010                                                            10,400                8,216
 11.00% 2010                                                            14,566               11,507
McCaw International, Ltd. 0%/13.00%                                     34,350               11,335
 2007 /3/
Nextel International, Inc.:
 0%/12.125% 2008 /3/                                                    15,500                4,650
 12.75% 2010                                                             6,000                2,100          1.53
Dobson Communications Corp.:
 12.25% exchangeable preferred,                                         39,495 shares        36,335
 redeemable 2008 /4/ /5/
 13.00% echangeable preferred stock                                          4,759            4,521
 2009 /4/ /5/
 10.875% 2010                                                         $ 17,500               17,500
Dobson/Sygnet Communications Co.                                         7,500                7,575
 12.25% 2008
American Cellular Corp. 9.50% 2009 /2/                                   4,250                4,016           .66
AT&T Wireless Services, Inc.: /2/
 7.35% 2006                                                             11,000               11,240
 7.875% 2011                                                            43,975               44,064
 8.75% 2031                                                             10,000               10,390           .62
Leap Wireless International, Inc.:
 12.50% 2010                                                            23,525               15,762
 0%/14.50% 2010 /3/ /8/                                                 42,487               12,920
Cricket Communications, Inc. 9.438%                                     18,535               12,881           .39
 2007 /1/
Vodafone Group PLC 7.75% 2010                                           27,125               28,544           .27
Centennial Cellular Corp. 10.75% 2008                                   24,275               23,061           .22
CFW Communications Co. 13.00% 2010 /8/                                  30,155               22,190           .21
TeleCorp PCS, Inc.:
 0%/11.625% 2009 /3/                                                    10,750                6,772
 10.625% 2010                                                            2,000                1,860
Tritel PCS, Inc. 10.375% 2011                                            6,000                5,475           .13
PanAmSat Corp.:
 6.00% 2003                                                              2,400                2,394
 6.125% 2005                                                             5,250                5,047
 6.375% 2008                                                             1,250                1,114
 6.875% 2028                                                             1,000                  767           .09
Cellco Finance NV:
 12.75% 2005                                                             6,000                4,860
 15.00% 2005                                                               500                  419           .05
PTC International Finance BV                                             5,950                4,775           .05
 0%/10.75% 2007 /3/
Price Communications Wireless, Inc.,                                     4,625                4,717           .04
 Series B, 9.125% 2006
Mannesmann Financials 4.75% 2009                                    Euro 6,000                4,661           .04
Triton PCS, Inc. 9.375% 2011                                           $ 4,000                3,900           .04
Microcell Telecommunications Inc.,                                       4,065                3,069           .03
 Series B, 0%/14.00% 2006 /3/
AirGate PCS, Inc. 0%/13.50% 2009 /3/                                     5,123                2,971           .03
PageMart Wireless, Inc.:
 15.00% 2005  /6/                                                       14,750                1,180
 0%/11.25% 2008 /3/                                                     40,500                1,316           .02
Telesystem International Wireless Inc.                                   6,000                1,320           .01
 0%/13.25% 2007 /3/
Teletrac, Inc. 9.00% 2004 /2/ /5/ /7/                                      822                  658           .01
                                                                                            470,846          4.44

DIVERSIFIED TELECOMMUNICATION
 SERVICES  -  3.53%
France Telecom: /2/
 7.20% 2006                                                             13,050               13,442
 7.75% 2011                                                             47,250               48,135
 8.50% 2031                                                             26,000               27,191
Orange PLC 8.75% 2006                                                    8,000                8,500           .92
Voicestream Wireless Corp.:
 10.375% 2009                                                           20,456               23,208
 0%/11.875% 2009 /3/                                                    17,000               13,978
Omnipoint Corp. 11.50% 2009 /2/ /7/                                     13,650               15,288
Deutsche Telecom International Finance                                   8,500                8,795           .58
 BV 8.00% 2010
British Telecommunications PLC:
 8.125% 2010                                                            22,500               23,737
 6.875% 2011                                                        Euro 2,000                1,716
 8.625% 2030                                                          $ 25,500               27,671           .50
TELUS Corp.:
 7.50% 2007                                                             25,650               25,961
 8.00% 2011                                                             10,450               10,664           .35
Bell Atlantic Financial Services, Inc.                                  35,750               35,035           .33
 4.25% convertible debentures 2005 /2/
TCI Communications, Inc.:
 8.00% 2005                                                             10,000               10,640
 8.75% 2015                                                              5,000                5,607           .15
Allegiance Telecom, Inc.:
 0%/11.75% 2008 /3/                                                     10,000                5,900
 12.875% 2008                                                           10,610                9,337           .15
CenturyTel, Inc., Series H, 8.375% 2010                                 14,000               14,625           .14
Hellenic Telecommunications Organization                           Euro 16,000               13,571           .13
 SA 2.00% convertible note 2005
SBC Communications Inc. 5.75% 2006                                    $ 10,000                9,918           .09
COLT Telecom Group PLC:
 0%/12.00% 2006 /3/                                                      5,250                4,882
 8.875% 2007                                                          DM 5,000                1,952
 7.625% 2008                                                             4,575                1,667           .08
WCG Note Trust 8.25% 2004 /2/                                          $ 3,500                3,492           .03
Hyperion Telecommunications, Inc.,                                       4,250                3,230           .03
 Series B, 13.00% 2003
BellSouth Capital Funding Corp.,                                         2,000                2,158           .02
 7.75% 2010
NEXTLINK Communications, Inc.:
 12.50% 2006                                                             3,000                  990
 0%/12.125% 2009 /3/                                                     3,975                  596
XO Communications, Inc. (formerly                                          710 shares             4           .01
 NEXTLINK Communications, Inc.) 14.00%
 preferred 2009 /4/ /5/
VersaTel Telecom International NV 4.00%                             Euro 5,075                1,291           .01
 convertible notes 2005
IMPSAT Corp. 12.375% 2008                                              $ 2,500                  831           .01
Viatel, Inc.: /6/
 11.15% 2008                                                          DM 7,000                   61
 0%/12.40% 2008 /3/                                                      3,500                   30
 0%/12.50% 2008 /3/                                                    $ 8,950                  201           .00
                                                                                            374,304          3.53

AIRLINES  -  3.19%
Continental Airlines, Inc.,
 pass-through certificates: /9/
 Series 1998-3, Class C-1, 7.08% 2004                                    2,320                2,381
 Series 1998-3, Class C-2, 7.25% 2005                                   12,000               12,285
 Series 1999-2, Class C-2, 7.434% 2006                                   2,000                2,050
 Series 1997-1, Class C, 7.42% 2007 /1/                                  1,933                1,984
 Series 1998-3, Class A-2, 6.32% 2008                                   15,000               14,588
 Series 1999-2, Class A-2, 7.056% 2011                                   2,000                1,982
 Series 2000-2, Class C, 8.312% 2011                                     4,000                4,193
 Series 1996-2, Class B, 8.56% 2014                                      1,701                1,790
 Series 1999-1, 10.22% 2014                                              5,216                5,740
 Series 1997-1, Class B, 7.461% 2014                                       928                  936
 Series 1996, Class B, 7.82% 2015                                       11,307               11,830
 Series 2001-1, Class B,  7.373% 2015                                    3,025                3,016
 Series 1996-2, Class D, 11.50% 2016                                     2,171                2,341
 Series 1997-1 Class A, 7.461% 2016                                     15,047               15,513
 Series 1997-4, Class A, 6.90% 2018                                     27,882               27,699
 Series 2000-2, Class B, 8.307% 2018                                     2,000                2,082
 Series 1998-1, Class A,  6.648% 2019                                   34,198               33,333
 Series 1999-1, Class B, 6.795% 2020                                    16,881               16,293
 Series 1999-1, Class A, 6.545% 2020                                     5,616                5,438
 Series 2000-1, Class A-1, 8.048% 2020                                  11,671               12,451
 Series 2000-1, Class B, 8.388% 2020                                     4,444                4,731          1.72
US Airways, Pass Through Trust,
 pass-through certificates: /9/
 Series 2000-2G, 8.02% 2019                                             14,000               14,840
 Series 2000-3G, 7.89% 2020                                             25,400               26,556
 Series 2001-1G, 7.076% 2021                                            15,775               15,638
USAir, Inc., Pass Through Trust,                                         2,250                2,096           .56
 pass-through certificates, Series
 1993-A3, 10.375% 2013 /9/
Jet Equipment Trust: /2/
 Series 1994-A, Class B1, 11.79% 2013                                    4,000                4,175
 Series 1995-B, 10.91% 2014                                              5,000                5,002
 Series 1995-D, 11.44% 2014                                             10,000               10,287
 Series 1995-B, Class A, 7.63% 2015 /9/                                  3,837                3,838
 Series 1995-B, Class C, 9.71% 2015 /9/                                  5,500                5,619
 Series 1995-A, Class C, 10.69% 2015 /9/                                 2,750                2,912           .30
Delta Air Lines, Inc., 1990 Equipment
 trust certificates: /2/ /9/
 Series I, 10.00% 2014                                                   5,000                5,165
 Series J, 10.00% 2014                                                   5,000                5,165
 Series F, 10.79% 2014                                                   1,700                1,845
Delta Air Lines, Inc., pass-through                                     11,500               11,277           .22
 certificates, Series 1992-A2,
 9.20% 2014 /9/
American Airlines, Inc., pass-through
 certificates: /9/
 Series 2001-1, Class B, 7.377% 2009 /2/                                10,000               10,051
 Series 1991-C2, 9.73% 2014                                              6,410                6,908           .16
United Air Lines, Inc., pass-through
 certificates:
 Series 2000-1, Class A-2, 7.73% 2010                                    4,000                4,206
 Series 1995-A2, 9.56% 2018                                              8,000                8,101           .12
AIR 2 US, Series A, 8.027% 2020 /2/ /9/                                 11,283               12,020           .11
                                                                                            338,357          3.19

ELECTRIC UTILITIES  -  2.22%
Israel Electric Corp. Ltd.: /2/
 7.75% 2009                                                             26,125               26,055
 7.95% 2011                                                              9,050                9,113
 7.70% 2018                                                              8,500                7,850
 7.875% 2026                                                            15,000               13,584
 7.75% 2027                                                             15,545               13,864
 8.10% 2096                                                             14,405               11,455           .77
Edison Mission Energy:
 7.73% 2009                                                             12,550               10,542
 9.875% 2011                                                            28,750               26,352
Edison Mission Holdings Co. 8.734%                                      20,200               18,636
 2026 /9/
Midwest Generation, LLC, pass-through                                    8,000                7,495
 certificates, Series B, 8.56% 2016 /9/
Mission Energy Holdings Co. 13.50%                                       6,000                5,955
 2008 /2/
Edison International 6.875% 2004                                         3,375                2,784           .68
Exelon Generation Co., LLC 6.95%                                        23,775               23,665
 2011 /2/
Exelon Corp. 6.75% 2011                                                 10,200               10,058
Commonwealth Edison Co. 6.40% 2005                                       1,079                1,085           .33
AES Drax Holdings Ltd., Series A,                                       30,750               33,631           .32
 10.41% 2020 /9/
Progress Energy, Inc. 7.10% 2011                                         5,000                5,055           .05
American Electric Power Co., Inc.,                                       3,705                3,648           .03
 Series A, 6.125% 2006
AES Ironwood, LLC 8.857% 2025 /9/                                        3,500                3,592           .03
TXU Corp., Series J, 6.375% 2006                                         1,000                  989           .01
                                                                                            235,408          2.22

COMMUNICATIONS EQUIPMENT  -  2.18%
Crown Castle International Corp.:
 0%/10.625% 2007 /3/                                                    18,500               14,615
 12.75% exchangeable preferred 2010                                     36,996 shares        34,406
 /4/ /5/ (senior?)
 0%/11.25% 2011 /3/                                                    $ 7,500                4,950
 10.75% 2011                                                            28,500               28,215           .78
SpectraSite Holdings, Inc., Series B:
 0%/12.00% 2008 /3/                                                     12,500                7,125
 0%/11.25% 2009 /3/                                                     11,750                5,464
 0%/12.875% 2010 /3/                                                    13,750                6,188
 12.50% 2010                                                            26,250               24,938           .41
Motorola, Inc.:
 6.75% 2006                                                             20,000               18,673
 7.625% 2010                                                             6,500                5,975
 7.50% 2025                                                              2,000                1,700
 6.50% 2028                                                              1,200                  891
 5.22% 2097                                                              1,200                  638           .26
SBA Communications Corp.:
 0%/12.00% 2008 /3/                                                      6,525                5,090
 10.25% 2009                                                            23,500               21,150           .25
American Tower Corp. 9.375% 2009 /2/                                    23,000               21,563           .20
Corning Inc. 0% convertible debentures                                  35,000               19,731           .19
2015
Adaptec, Inc. 4.75% convertible                                         10,000                8,712           .08
 subordinated notes 2004
Lucent Technologies Inc. 7.25% 2006                                      2,000                1,480           .01
                                                                                            231,504          2.18

HOTELS, RESTAURANTS & LEISURE - 2.14%
Royal Caribbean Cruises Ltd.:
 7.00% 2007                                                             13,850               12,582
 6.75% 2008                                                              7,050                6,200
 8.75% 2011                                                             29,825               28,437
 7.50% 2027                                                              7,500                5,759           .50
MGM Mirage Inc. 8.50% 2010                                              30,750               32,038
Mirage Resorts, Inc.:
 6.625% 2005                                                             1,000                  986
 6.75% 2008                                                              6,750                6,397
 7.25% 2017                                                             10,075                8,810           .45
Premier Parks Inc.:
 9.25% 2006                                                              8,375                8,417
 9.75% 2007                                                              3,875                3,953
 0%/10.00% 2008 /3/                                                      8,250                6,683
Six Flags Entertainment Corp.                                            5,000                5,100
 8.875% 2006
Six Flags Inc. 9.50% 2009 /2/                                            5,000                5,019           .28
Boyd Gaming Corp.:
 9.25% 2003                                                             13,475               13,643
 9.50% 2007                                                              6,500                6,305           .19
International Game Technology:
 7.875% 2004                                                             8,500                8,585
 8.375% 2009                                                             2,000                2,040           .10
William Hill Finance 10.625% 2008                                  Pound 6,243                9,481           .09
Ameristar Casinos, Inc. 10.75% 2009 /2/                                $ 8,250                8,663           .08
Hollywood Casino Corp. 11.25% 2007                                       7,500                7,950           .07
Station Casinos, Inc.:
 8.375% 2008                                                             4,500                4,523
 8.375% 2008 /2/                                                         2,500                2,513           .07
KSL Recreation Group, Inc. 10.25% 2007                                   6,600                6,699           .06
Horseshoe Gaming Holding Corp.,                                          5,000                5,050
 Series B, 8.625% 2009
Horseshoe Gaming, LLC, Series B,                                         1,000                1,065           .06
 9.375% 2007
Harrah's Operating Co., Inc.:
 7.875% 2005                                                             5,000                5,075
 7.125% 2007 /2/                                                         1,000                  992           .06
Mandalay Resort Group 10.25% 2007                                        5,000                5,200           .05
Jupiters Ltd. 8.50% 2006                                                 3,000                2,993           .03
Argosy Gaming Co. 10.75% 2009                                            2,000                2,150           .02
Carnival Corp. 6.15% 2008                                                2,000                1,878           .02
AMF Bowling Worldwide, Inc.: /6/
 10.875% 2006                                                            3,239                  259
 12.25% 2006                                                            13,550                1,084
 0% convertible debentures 2018 /2/ /7/                                 11,084                    1           .01
                                                                                            226,530          2.14

INSURANCE  -  1.88%
ReliaStar Financial Corp.:
 8.625% 2005                                                             5,000                5,396
 8.00% 2006                                                             23,250               25,124
ING Capital Funding Trust III 8.439%                                    24,750               26,309           .54
 (undated) /1/
Conseco Financing Trust II, Capital                                     39,600               27,126
 Trust Pass-Through Securities (TRUPS),
 8.70% 2026 /9/
Conseco Financing Trust III 8.796% 2027                                  9,275                6,353           .32
Royal & Sun Alliance Insurane Group PLC                                 22,750               24,327           .23
 8.95% 2029
Equitable Life Assurance Society (USA)                                  11,500               11,883
 6.95% 2005 /2/
AXA 6.75% 2020 /1/                                                 Euro 12,200               10,625           .21
Allstate Corp. 6.75% 2018                                             $ 22,500               21,692           .21
UnumProvident Corp. 7.625% 2011                                         15,700               16,103
Unum Corp. 6.75% 2028                                                    5,000                4,276           .19
Transamerica Corp. 9.375% 2008                                           7,500                8,394           .08
Aflac Inc. 6.50% 2009                                                    5,875                5,769           .05
Lindsey Morden Group Inc., Series B,                                  C$ 8,970                4,147           .04
 7.00% 2008 /2/ /7/
American General Corp. 6.625% 2029                                     $ 1,285                1,216           .01
                                                                                            198,740          1.88

MULTILINE RETAIL - 1.68%
J.C. Penney Co., Inc.:
 7.375% 2004                                                             3,500                3,325
 7.05% 2005                                                             21,000               19,635
 6.00% 2006                                                              1,600                1,360
 6.50% 2007                                                              3,750                3,225
 7.60% 2007                                                             18,500               17,020
 7.375% 2008                                                             4,975                4,428
 6.875% 2015                                                             5,725                4,466
 7.65% 2016                                                             14,300               11,440
 7.95% 2017                                                             39,325               31,460
 9.75% 2021 /9/                                                            550                  490
 8.25% 2022 /9/                                                         12,275                9,575
 8.125% 2027                                                             2,175                1,631
 7.40% 2037                                                              7,825                7,160
 7.625% 2097                                                            18,055               12,761          1.21
Dillard's, Inc.:
 5.79% 2001                                                              4,500                4,475
 6.125% 2003                                                             7,435                7,034
 6.43% 2004                                                              4,450                4,152
 6.17% REPS 2011 /1/                                                     7,500                7,490
 6.625% 2018                                                             1,500                1,137
 7.13% 2018                                                              4,000                3,181
 7.00% 2028                                                              1,500                1,146           .27
Kmart Corp. 9.78% 2020 /9/                                              12,250               10,535
DR Securitized Lease Trust, pass-                                        8,000                6,720           .16
through certificates, Series 1994 K-2,
 9.35% 2019 /9/
Saks Inc. 7.375% 2019                                                    4,500                3,330           .03
Federated Department Stores, Inc.                                        1,250                1,200           .01
 6.625% 2011
                                                                                            178,376          1.68

HEALTH CARE PROVIDERS & SERVICES - 1.25%
Columbia/HCA Healthcare Corp.:
 7.15% 2004                                                              1,500                1,474
 6.91% 2005                                                             22,910               22,337
 7.00% 2007                                                             11,750               11,280
 8.85% 2007                                                             24,105               25,792
 8.70% 2010                                                              4,250                4,441
 9.00% 2014                                                              5,650                5,975
 7.69% 2025                                                              5,000                4,500           .72
Aetna Inc.:
 7.375% 2006                                                            15,000               14,901
 7.875% 2011                                                            24,250               23,501           .36
UnitedHealth Group Inc. 7.50% 2005                                      10,000               10,433           .10
Paracelsus Healthcare Corp. 10.00%                                      20,575                6,790           .06
 2006 /6/
Integrated Health Services, Inc.:/6//7/
 10.25% 2006 /1/                                                         9,350                   94
 Series A, 9.50% 2007                                                   12,175                  122
 Series A, 9.25% 2008                                                   32,657                  327           .01
Mariner Health Group, Inc. 9.50%                                         7,300                   73           .00
 2006 /6/ /7/
                                                                                            132,040          1.25

PAPER & FOREST PRODUCTS  -  1.23%
Georgia-Pacific Corp.:
 7.50% 2006                                                             10,300               10,329
 8.125% 2011                                                            39,050               39,116
 8.875% 2031                                                             7,000                7,005           .53
Scotia Pacific Co. LLC, Series B:
 Class A-1, 6.55% 2028 /9/                                               1,153                1,147
 Class A-2, 7.11% 2028                                                  31,400               26,745
 Class A-3, 7.71% 2028                                                  19,143               14,357           .40
Potlatch Corp. 10.00% 2011 /2/                                           9,700                9,797           .09
Kappa Beheer BV:
 10.625% 2009                                                       Euro 3,500                3,170
 0%/12.50% 2009 /3/                                                      9,500                6,158           .09
Grupo Industrial Durango, SA de CV                                     $ 7,625                7,949           .08
 12.625% 2003
Indah Kiat Finance Mauritius Ltd.: /6/
 11.875% 2002                                                            3,800                1,036
 10.00% 2007                                                            12,075                2,506           .03
Pindo Deli Finance Mauritius Ltd.: /6/
 10.25% 2002                                                             6,000                  855
 10.75% 2007                                                             3,625                  517           .01
APP International Finance Co. BV                                           275                   69           .00
 11.75% 2005 /6/
                                                                                            130,756          1.23

CONSUMER FINANCE  -  1.16%
Capital One Bank:
 8.25% 2005                                                              4,500                4,646
 6.875% 2006                                                            22,500               22,013
Capital One Financial Corp.:
 7.25% 2006                                                             16,508               15,937
 7.125% 2008                                                             2,000                1,829
Capital One Capital I 5.864%                                            10,000                8,024           .49
 2027 /1/ /2/
Household Finance Corp.:
 7.875% 2007                                                            20,000               21,425
 6.75% 2011                                                              3,000                2,960           .23
MBNA Corp., Capital B, Series B,                                        32,800               24,179           .23
 5.14% 2027 /1/
Providian Financial Corp. 9.525%                                        16,750               13,397           .13
 2027 /2/
Advanta Capital Trust I, Series B,                                      12,500                8,672           .08
 8.99% 2026
                                                                                            123,082          1.16

COMMERCIAL SERVICES & SUPPLIES - 1.16%
Waste Management, Inc.:
 4.00% convertible debentures 2002                                       6,000                5,912
 7.70% 2002                                                              3,500                3,580
 7.00% 2006                                                             14,750               14,817
 6.875% 2009                                                             5,000                4,868
 7.375% 2010                                                             5,600                5,608
USA Waste Services, Inc.:
 6.50% 2002                                                              2,000                2,016
 7.00% 2004                                                              5,500                5,565
 7.125% 2007                                                             4,000                3,981
 6.125% 2011 /1/                                                         8,428                8,429
WMX Technologies, Inc. 6.375% 2003                                       1,000                1,005           .53
Allied Waste North America, Inc.                                        28,475               29,258
 10.00% 2009
Allied Waste Industries, Inc. 8.875%                                     5,250                5,368           .33
 2008 /2/
Sotheby's Holdings, Inc. 6.875% 2009                                    20,000               16,000           .15
KinderCare Learning Centers, Inc.,                                       7,650                7,574           .07
 Series B, 9.50% 2009
Protection One Alarm Monitoring, Inc.:
 6.75% convertible debentures 2003                                       5,000                3,256
 13.625% 2005 /1/                                                        3,560                2,759           .06
Stericycle, Inc., Series B,                                              2,250                2,531           .02
 12.375% 2009
                                                                                            122,527          1.16

REAL ESTATE - 1.05%
CarrAmerica Realty Corp.:
 Series C, 8.55% cumulative redeemable                                 373,100 shares         9,253           .20
 preferred
 Series B, 8.57% cumulative redeemable                                        473,600        11,674
 preferred
Irvine Co. 7.46% 2006 /2/ /7/                                         $ 15,000               14,810
Irvine Apartment Communities, LP                                         5,000                4,675           .18
 7.00% 2007
ERP Operating LP:
 6.95% 2011                                                              3,000                2,979
 7.125% 2017                                                             5,000                4,683
 7.57% 2026                                                              8,000                8,327           .15
EOP Operating LP 6.75% 2008                                             11,500               11,320           .11
ProLogis Trust, Series D, 7.92%                                        342,000 shares         8,105           .08
 preferred
Simon DeBartolo Group, Inc., Series C,                                     150,000            6,600           .06
 7.89% preferred cumulative step-up
 premium rate
FelCor Suites LP 7.375% 2004                                           $ 6,250                6,062           .06
IAC Capital Trust, Series A, 8.25%                                     220,000 shares         5,390           .05
 TOPRS preferred
Archstone Communities Trust, Series C,                                     200,000            5,100           .05
 8.625% convertible preferred
New Plan Realty Trust, Series D, 7.80%                                     112,500            4,725           .04
 preferred cumulative step-up premium
 rate
Duke-Weeks Realty Corp., Series B,                                         100,000            4,300           .04
 7.99% preferred cumulative step-up
 premium rate
Nationwide Health Properties, Inc.,                                         50,000            3,650           .03
 Series A, 7.677% preferred cumulative
 step-up premium rate
                                                                                            111,653          1.05

METALS & MINING  -  1.04%
Freeport-McMoRan Copper & Gold Inc.:
 7.50% 2006                                                           $ 34,000               22,695
 7.20% 2026                                                             24,000               18,900           .39
BHP Finance Ltd.:
 6.69% 2006                                                             10,000               10,116
 8.50% 2012                                                             20,000               21,917           .30
Inco Ltd. 9.60% 2022                                                    16,000               15,649           .15
Kaiser Aluminum & Chemical Corp.:
 9.875% 2002                                                             4,250                4,208
 12.75% 2003                                                             7,250                6,561           .10
Doe Run Resources Corp., Series B:
 11.181% 2003 /1/                                                        3,000                  904
 11.25% 2005                                                            14,950                4,504           .05
Phelps Dodge Corp. 8.75% 2011                                            4,000                3,935           .04
Oregon Steel Mills, Inc. 11.00% 2003                                     1,250                1,175           .01
                                                                                            110,564          1.04

OIL & GAS - 0.86%
Clark Refining Term Loan 6.813%                                         16,000               12,480
 2004 /1/ /7/
Clark USA, Inc., Series B, 10.875% 2005                                  8,100                6,642
Clark Oil & Refining Corp. 9.50% 2004                                    5,795                5,331
Clark Refining & Marketing, Inc.                                           200                  166           .23
 8.375% 2007
Petrozuata Finance, Inc., Series A,                                     19,750               17,626           .17
 7.63% 2009 /2/ /9/
Pogo Producing Co. 10.375% 2009                                         14,500               15,660           .15
Pemex Finance Ltd.: /9/
 8.875% 2010                                                             7,000                7,580
 9.03% 2011                                                              2,000                2,184
 Series 1999-2, Class A3, 10.61%                                         4,000                4,753           .14
 2017 /9/
PDVSA Finance Ltd.: /9/
 8.75% 2004                                                              1,380                1,400
 9.75% 2010                                                              9,000                9,518           .10
OXYMAR 7.50% 2016 /2/                                                    8,500                6,715           .06
Newfield Exploration Co. 7.625% 2011                                     1,000                  972           .01
                                                                                             91,027           .86

AUTOMOBILES  -  0.83%
Ford Motor Credit Co.:
 5.25% 2008                                                          DM 32,000               13,231
 5.80% 2009                                                           $ 37,000               34,134
 7.375% 2011                                                             5,625                5,699           .50
General Motors Acceptance Corp.:
 5.85% 2009                                                             15,000               14,097
 7.75% 2010                                                              9,750               10,190           .23
DaimlerChrysler North America Holding                                   10,000               10,241           .10
 Corp. 7.25% 2006
                                                                                             87,592           .83

INDUSTRIAL CONGLOMERATES  -  0.75%
Swire Pacific Capital Ltd. 8.84%                                     1,670,000 shares        40,498
 cumulative guaranteed perpetual
 capital securities /2/
Swire Pacific Offshore Financing Ltd.                                      230,000            5,808           .44
 9.33% cumulative guaranteed perpetual
 preferred capital securities /2/
Hutchison Whampoa International Ltd.                                  $ 33,125               32,962           .31
 7.00% 2011 /2/
                                                                                             79,268           .75


SEMICONDUCTOR EQUIPMENT &
 PRODUCTS - 0.74%
Hyundai Semiconductor America, Inc.: /2/
 8.25% 2004                                                              6,750                5,539
 8.625% 2007                                                            20,070               14,468           .19
Analog Devices, Inc. 4.75% convertible                                  11,850               10,881           .10
 subordinated notes 2005
Vitesse Semiconductor Corp. 4.00%                                       12,675               10,096           .10
 convertible subordinated debentures
2005
Micron Technology, Inc. 6.50% 2005 /2/                                  11,000                9,900           .09
TriQuint Semiconductor, Inc. 4.00%                                      12,775                9,011           .09
 convertible subordinated notes 2007
Cypress Semiconductor Corp. 3.75%                                        8,281                6,996           .07
 convertible subordinated notes 2005
Conexant Systems, Inc. 4.00%                                            14,700                6,707           .06
 convertible subordinated notes 2007
Zilog, Inc. 9.50% 2005                                                  25,550                3,322           .03
Fairchild Semiconductor Corp.                                            1,550                1,496           .01
 10.50% 2009
                                                                                             78,416           .74

CONTAINERS & PACKAGING  -  0.73%
Container Corp. of America:
 10.75% 2002                                                             4,800                4,908
 9.75% 2003                                                             32,409               33,219
Stone Container Corp. 9.75% 2011 /2/                                     6,750                6,986           .43
Printpack, Inc.:
 Series B, 9.875% 2004                                                   8,950                9,241
 10.625% 2006                                                           11,590               11,836           .20
Tekni-Plex, Inc., Series B, 12.75% 2010                                  7,000                5,705           .05
Packaging Corp. of America, Series B,                                    3,250                3,469           .03
 9.625% 2009
Graham Packaging Co. 0%/10.75% 2009 /3/                                  3,650                1,825           .02
                                                                                             77,189           .73

AEROSPACE & DEFENSE  - 0.58%
BAE SYSTEMS 2001 Asset Trust Pass
Through Trusts, pass through
 certificates, Series 2001: /2/ /9/
 Class B, 7.156% 2011                                                   13,625               13,538
 Class G, 6.664% 2013                                                   23,000               23,012           .34
Raytheon Co. 8.30% 2010                                                 13,000               13,613           .13
Loral Orion Network Systems, Inc.                                       20,760                9,134           .09
 11.25% 2007
Earthwatch Inc., Series B, 7.00%                                     1,064,981 shares         2,437           .02
 convertible preferred 2009 /2/ /4/
 /5/ /7/
                                                                                             61,734           .58

FOOD & DRUG RETAILING  -  0.58%
Rite Aid Corp.:
 7.125% 2007                                                           $ 3,250                2,730
 11.25% 2008 /2/                                                         5,750                5,829
 6.875% 2013                                                            12,000                9,120
 7.70% 2027                                                             15,100               11,250
 6.875% 2028 /2/                                                        16,450               11,186           .38
Delhaize America, Inc.: /2/
 7.375% 2006                                                             4,500                4,596
 8.125% 2011                                                            12,000               12,472           .16
The Kroger Co. 6.80% 2011                                                4,425                4,331           .04
                                                                                             61,514           .58

FOOD PRODUCTS  - 0.47%
Nabisco, Inc.:
 7.05% 2007                                                              8,500                8,647
 7.55% 2015                                                              9,000                9,156
 6.375% 2035 /1/                                                        14,900               14,915           .31
Gruma, SA de CV 7.625% 2007                                              8,000                7,140           .07
Fage Dairy Industry SA 9.00% 2007                                        4,000                3,780           .03
Aurora Foods Inc.:
 Series B, 9.875% 2007                                                   1,250                1,113
 Series D, 9.875% 2007                                                   2,800                2,457           .03
Kellogg Co.: /2/
 6.60% 2011                                                              1,400                1,356
 7.45% 2031                                                              1,800                1,775           .03
                                                                                             50,339           .47

AIR FREIGHT & COURIERS - 0.47%
Atlas Air Inc., Pass Through Trust,
 pass-through certificates: /9/
 Series 2000-1, Class B, 9.057% 2017                                     3,242                3,402
 Series 1998-1, Class A, 7.38% 2019                                     40,758               40,556
 Series 1999-1, Class A-1, 7.20% 2020                                    2,539                2,480
 Series 2000-1, Class A, 8.707% 2021                                     3,519                3,800           .47
                                                                                             50,238           .47

TEXTILES & APPAREL  -  0.47%
VF Corp. 8.50% 2010                                                     36,000               37,998           .36
Levi Strauss & Co:
 6.80% 2003                                                              4,850                4,292
 11.625% 2008                                                            8,425                7,625           .11
                                                                                             49,915           .47

MACHINERY  -  0.34%
John Deere Capital Corp. 8.625% 2019                                    16,850               17,667           .17
Cummins Capital Trust I 7.00% QUIPS                                    160,000 shares         8,180           .08
 convertible preferred 2031 /2/ /4/
Terex Corp. 10.375% 2011 /2/                                           $ 7,750                7,789           .07
AGCO Corp. 9.50% 2008 /2/                                                2,750                2,695           .02
                                                                                             36,331           .34

AUTO COMPONENTS - 0.27%
TRW Inc.:
 8.75% 2006                                                             13,000               13,897
 7.125% 2009                                                             5,000                4,846           .18
Cooper Tire & Rubber Co. 7.25% 2002                                      4,000                4,077           .04
Tower Automotive, Inc. 5.00%                                             4,525                3,728           .03
 convertible subordinated notes 2004
Tenneco Automotive Inc. 11.625% 2009                                     4,000                2,180           .02
                                                                                             28,728           .27

LEISURE PRODUCTS - 0.27%
Hasbro, Inc.:
 7.95% 2003                                                             16,750               16,289
 8.50% 2006                                                             12,500               12,125           .27
                                                                                             28,414           .27

DIVERSIFIED FINANCIALS - 0.20%
Heller Financial, Inc. 6.375% 2006                                      12,500               12,609           .12
AT&T Capital Corp. 6.60% 2005                                            9,000                9,148           .08
                                                                                             21,757           .20

CHEMICALS - 0.19%
Equistar Chemicals LP:
 6.50% 2006                                                              7,800                6,859
 8.75% 2009                                                              5,000                4,594           .11
Reliance Industries Ltd.: /2/
 10.50% 2046                                                               250                  226
 10.25% 2097                                                            10,750                8,730           .08
                                                                                             20,409           .19

PHARMACEUTICALS - 0.17%
Lilly Del Mar Inc. 5.499% 2029 /1/ /2/                                  18,000               18,024           .17


MARINE - 0.17%
International Shipholding Corp.:
 9.00% 2003                                                              5,750                5,750
 Series B, 7.75% 2007                                                    8,750                8,225           .13
Teekay Shipping Corp. 8.875% 2011 /2/                                    3,500                3,553           .04
                                                                                             17,528           .17

SPECIALTY RETAIL - 0.16%
Sunglass Hut International Ltd. 5.25%                                   11,150               10,373           .10
 convertible debentures 2003
Office Depot Inc. 10.00% 2008 /2/                                        6,500                6,435           .06
                                                                                             16,808           .16

ENERGY EQUIPMENT & SERVICES - 0.14%
Colonial Pipeline Co. 7.75% 2010 /2/                                    14,650               15,011           .14


BEVERAGES - 0.14%
Canandaigua Wine Co., Inc.:
 Series C, 8.75% 2003                                                    7,500                7,603
 8.75% 2003                                                              6,650                6,741           .14
                                                                                             14,344           .14

INTERNET & CATALOG RETAIL - 0.13%
Amazon.com, Inc. 6.875% PEACS                                      Euro 31,400               13,516           .13
 convertible subordinated notes 2010


HOUSEHOLD DURABLES - 0.10%
Salton/Maxim Housewares, Inc.                                          $ 7,375                7,375
 10.75% 2005
Salton, Inc. 12.25% 2008 /2/                                             1,500                1,560           .08
Boyds Collection, Ltd. 9.00% 2008                                        1,806                1,801           .02
                                                                                             10,736           .10

CONSTRUCTION & ENGINEERING - 0.09%
McDermott Inc. 9.375% 2002                                              11,250                9,338           .09


ELECTRONIC EQUIPMENT &
 INSTRUMENTS - 0.08%
Celestica Inc. 0% convertible                                           20,150                8,795           .08
 debenture 2020



COMPUTERS & PERIPHERALS  -  0.08%
Compaq Computer Corp. 6.20% 2003                                         4,750                4,736           .05
First International Computer Corp.                                       3,000                3,570           .03
 1.00% convertible debentures 2004 /2/
                                                                                              8,306           .08

INTERNET SOFTWARE & SERVICES - 0.05%
GT Group Telecom Inc., units 0%/13.25%                                $ 13,864                4,848           .04
 2010 /2/ /3/ /7/ /8/
Exodus Communications, Inc. 11.625% 2010                                 1,500                  540           .01
                                                                                              5,388           .05

ROAD & RAIL - 0.05%
Union Pacific Capital Trust 6.25% TIDES                                111,100 shares         5,229           .05
 convertible preferred 2028  /2/


MULTI-UTILITIES  -  0.05%
Williams Companies, Inc. 7.625% 2019                                   $ 5,000                4,814           .05


PERSONAL PRODUCTS - 0.01%
Elizabeth Arden, Inc., Series B,                                           625                  661           .01
 11.75% 2011


MORTGAGE-BACKED OBLIGATIONS /9/
PRIVATE ISSUE
COMMERCIAL MORTGAGE-BACKED
 SECURITIES  -  5.00%
DLJ Commercial Mortgage Corp.:
 Series 1997-CF1, Class A1A, 7.40%                                       3,079                3,194
 2006 /2/
 Series 1998-CF1, Class A-1B, 6.41% 2008                                10,000                9,993
 Series 1999-CG1, Class A1B, 6.46% 2009                                 10,000                9,967
 Series 1996-CF2, Class A1, 7.29%                                       10,000               10,408
 2021 /2/
 Series 1995-CF2, Class A1B, 6.85%                                      35,845               36,815
 2027 /2/
 Series 1998-CF1, Class A-1A, 6.14% 2031                                16,691               16,902
 Series 1998-CF2, Class A-1B, 6.24% 2031                                10,000                9,862           .92
GMAC Commercial Mortgage
 Securities, Inc.:
 Series 1997-C1, Class A1, 6.83% 2003                                    3,354                3,405
 Series 1997-C1, Class A3, 6.869% 2007                                  20,000               20,411
 Series 1997-C1, Class D, 6.997% 2008                                    8,300                8,421
 Series 1997-C2, Class C, 6.50% 2008                                     9,000                8,834
 Series 1997-C2, Class E, 7.624% 2011                                   27,703               25,732
 Series 1997-C2, Class C, 6.91% 2029                                     8,900                8,698           .71
Chase Commercial Mortgage
 Securities Corp.:
 Series 1996-1, Class A1, 7.60% 2005                                     2,365                2,472
 Series 1999-1, Class B, 7.619% 2031                                     7,000                7,363
 Series 1999-1, Class C, 7.625% 2031                                     5,000                5,205
 Series 1998-1, Class A1, 6.34% 2030                                    12,714               12,952
 Series 1998-2, Class A-2, 6.39% 2030                                   18,000               17,925
 Series 1998-2, Class E, 6.39% 2030                                     10,000                9,240
 Series 2000-1, Class A-1, 7.656% 2032                                  12,352               13,037           .64
Morgan Stanley Capital I Inc.:
 Series 1998-HF1, Class A-1, 6.19% 2007                                 20,752               21,040
 Series 1998-WF2, Class A-1, 6.34% 2030                                  7,977                8,109
 Series 1998-HF2, Class A-2, 6.48% 2030                                 17,000               17,054
 Series 1999-FNV1, Class A-1 6.12% 2031                                 10,691               10,735
 Series 1999-FNV1, Class A-2, 6.53% 2031                                10,000               10,018           .63
L.A. Arena Funding, LLC, Series 1,                                      35,375               36,158           .34
 Class A, 7.656% 2026 /2/
GS Mortgage Securities Corp. II, pass-
 through certificates, Series
 1998-C1: /1/
 Class D, 7.45% 2030                                                     3,750                3,655
 Class E, 7.45% 2030                                                    31,076               29,610           .31
Merrill Lynch Mortgage Investors, Inc.,
 pass-through certificates: /1/
 Series 1995-C2, Class D, 8.216% 2021                                      354                  357
 Series 1995-C3, Class A-3, 7.058% 2025                                 25,555               26,326
 Series 1996-C2, Class A-1, 6.69% 2028                                   5,771                5,804           .31
Bear Stearns Commercial Mortgage
 Securities Inc.:
 Series 1999-WF2, Class X, interest                                    307,920                5,924
 only, 0.430% 2019 /1/
 Series 1998-C1, Class A-1, 6.34% 2030                                   6,858                6,946
 Series 1999-C1, Class X, interest only,                               168,337               10,212           .22
 1.287% 2031 /1/
Prudential Securities Secured Financing                                 18,000               17,818           .17
 Corp., Commercial Mortgage Pass-Through
 Certificates, Series 1999-NRF1,
 Class C, 6.746% 2009
Commercial Mortgage, pass-through                                       13,776               13,744           .13
 certificate, Series 2000-FL3A, Class D,
 3.315% 2012 /1/ /2/
Commercial Mortgage Acceptance Corp.:
 Series 1998-C1, Class A-1, 6.23% 2007                                   8,338                8,437
 Series 1998-C2, Class A-1, 5.80% 2030                                   3,748                3,762           .12
LB-UBS Commercial Mortgage Trust,                                       10,000               10,786           .10
 Series 2000-C3, Class A-2, 7.95% 2010
Starwood Asset Receivables Trust,                                       10,000               10,032           .10
 Series 2000-1, Class D, 5.256%
2022 /1/ /2/
Nomura Asset Securities Corp.,                                           8,750                8,881           .08
 Series 1998-D6, Class A-A1, 6.28% 2030
Mortgage Capital Funding, Inc., Series                                   6,589                6,701           .06
 1998-MC1, Class A-1 6.417% 2030
Chase Manhattan Bank - First Union                                       5,000                5,252           .05
 National Bank, Commercial Mortgage
 Trust, Pass -Through Certificates,
Series 1999-1, Class A-2, 7.439% 2031
Asset Securitization Corp.:
 Series 1996-D3, Class A-1B, 7.21% 2026                                  3,000                3,112
 Series 1997-D4, Class A-1A, 7.35% 2029                                    598                  612           .04
J.P. Morgan Commercial Mortgage
 Finance Corp.:
 Series 1995-C1, Class A-2, 7.473%                                       2,637                2,685
 2010 /1/
 Series 1996-C3, Class A-1, 7.33% 2028                                     542                  551           .03
Government Lease Trust Series 1999-GSA1,                                 2,422                2,448           .02
 Class A1, 5.86% 2003 /2/
Structured Asset Securities Corp., pass-                                 2,199                2,216           .02
through certificates, Series 1996-CFL,
 Class D, 7.034% 2028
                                                                                            529,821          5.00

COLLATERALIZED MORTGAGE
 OBLIGATIONS  -  1.89%
Structured Asset Securities
 Corp.: /1/ /2/
 Series 1998-RF1, Class A, 8.656% 2027                                  11,574               12,254
 Series 1998-RF2, Class A, 8.574% 2027                                  33,402               35,239
 Series 1999-RF1, Class A, 7.86% 2028                                    8,067                8,274           .53
CSFB Finance Co. Ltd., Series 1995-A,                                   42,400               41,128           .39
 10.00% 2005 /1/ /2/
GE Capital Mortgage Services, Inc.:
 Series 1994-15, Class A10, 6.00% 2009                                  16,376               15,680
 Series 1994-9, Class A9, 6.50% 2024                                     5,437                5,281           .20
Structured Asset Notes Transaction, Ltd.,                               13,782               14,035           .13
 Series 1996-A, Class A1, 7.156%
 2003 /2/
Residential Funding Mortgage
 Securities I, Inc.:
 Series 2001-S1, Class A-1, 7.00% 2016                                   6,146                6,316
 Series 1998-S17, Class M-1, 6.75% 2028                                  3,879                3,787           .09
Ocwen Residential MBS Corp., Series                                     10,135                9,496           .09
 1998-R1, Class AWAC, 5.487%
 2040 /1/ /2/
Residential Asset Securitization Trust,                                  8,957                9,196           .09
 Series 1997-A3, Class B1, 7.75% 2027
Security National Mortgage Loan Trust,                                   6,800                7,055           .07
 Series 2000-1, Class A-2,
 8.75% 2024 /2/
PNC Mortgage Securities Corp., Series                                    9,323                8,879           .08
 1998-10, Class 1-B1, 6.50% 2028 /2/
First Nationwide, Series 1999-2,                                         4,918                4,862           .05
 Class 1PA1, 6.50% 2029
Prudential Home Mortgage Securities Co.,                                 3,763                3,771           .04
 Inc., Series 1993-48, Class A-6,
 6.25%  2008
Collateralized Mortgage Obligation                                       3,325                3,449           .03
 Trust, Series 63, Class Z, 9.00% 2020
Travelers Mortgage Securities Corp.,                                     2,936                3,245           .03
 Series 1, Class Z2, 12.00% 2014
Financial Asset Securitization, Inc.,                                    2,493                2,558           .02
 Series 1997-NAM1, Class B1, 7.75% 2027
Nationsbanc Montgomery Funding Corp.,                                    2,181                2,148           .02
 Series 1998-5, Class A-1, 6.00% 2013
Bear Stearns Structured Securities Inc.,                                 1,369                1,454           .01
 Series 1997-2, Class AWAC, 6.262%
 2036 /1/ /2/
GS Mortgage Securities Corp.,                                            1,113                1,121           .01
 Series 1998-2, Class M, 7.75% 2027 /2/
Chase Manhattan Bank, NA, Series 1993-I,                                   692                  693           .01
 Class 2A5, 7.25% 2024
                                                                                            199,921          1.89


OTHER - 0.43%
Bayerische Vereinsbank 5.50% 2008                                  Euro 13,271               11,417           .11
Nykredit 6.00% 2029                                                DKr 103,769               11,300           .11
Allgemeine Hypotheken Bank AG 5.00% 2009                           Euro 11,000                9,025           .08
Hypothekenbank in Essen AG 5.25% 2008                                    6,000                5,086           .05
ARENA BV, Series 2000-1, Class A, 6.10%                                  5,500                4,782           .03
 2062 /1/
Rheinische Hypothekenbank Eurobond                                       5,000                3,970           .04
 4.25% 2008
First Boston Mortgage Securities Corp.,
 Series D:
 Class P-O, 0% 2017                                                      $ 493                  425
 interet only, 10.965% 2017                                                481                  106           .01
                                                                                             46,111           .43


AGENCY PASS-THROUGHS
GOVERNMENT NATIONAL MORTGAGE
 ASSN. - 6.23%
6.00% 2029                                                              83,980               81,277           .77
6.50% 2008 - 2031                                                       45,493               45,031           .41
7.00% 2008 - 2031                                                      248,875              251,059          2.37
7.50% 2007 - 2030                                                       68,220               69,993           .66
8.00% 2017 - 2030                                                      158,282              163,969          1.55
8.50% 2020 - 2029                                                        7,738                8,087           .08
9.00% 2009 - 2022                                                        7,550                7,956           .08
9.50% 2009 - 2021                                                        6,309                6,654           .06
10.00% 2019 - 2022                                                      23,511               26,084           .25
                                                                                            660,110          6.23

FANNIE MAE  -  2.56%
6.00% 2029                                                               9,826                9,430           .09
6.50% 2016 - 2031                                                       89,500               89,120           .84
7.00% 2009 - 2031                                                       65,997               66,402           .63
7.50% 2009 - 2030                                                       41,149               42,015           .40
7.979% 2026 /1/                                                          4,983                5,129           .05
8.00% 2023 - 2031                                                       43,375               44,813           .42
8.297% 2002 /1/                                                          3,820                3,828           .04
8.50% 2009 - 2027                                                        1,526                1,601           .01
9.00% 2018 - 2022                                                        1,396                1,498           .01
9.50% 2009                                                                 148                  159           .00
10.00% 2018                                                              3,874                4,280           .04
12.00% 2019                                                              2,430                2,784           .03
                                                                                            271,059          2.56

FREDDIE MAC  -  0.14%
8.00% 2003 - 2026                                                        2,801                2,882           .03
8.25% 2007                                                                 884                  919           .01
8.50% 2002 - 2027                                                        8,184                8,616           .08
8.75% 2008                                                               1,130                1,192           .01
11.00% 2018                                                                700                  785           .01
                                                                                             14,394           .14

AGENCY
COLLATERALIZED MORTGAGE
 OBLIGATIONS - 0.61%
Fannie Mae:
 Series 90-93, Class G, 5.50% 2020                                         392                  387
 Series 93-247, Class Z, 7.00% 2023                                      5,036                5,066
 Series 1994-4, Class ZA, 6.50% 2024                                     4,448                4,316
 Series 2001-4, Class GA, 10.02%                                         4,977                5,358
 2025 /1/
 Series 2001-4, Class NA, 11.669%                                       22,850               25,625
 2025 /1/
 6.50% 2028 /2/                                                          4,742                4,294
 Series 2001-20, Class E, 9.610% 2031                                    1,098                1,169
 Series 2001-20, Class C, 11.473% 2031                                   1,226                1,378           .45
Freddie Mac:
 Series 1849, Class Z, 6.00% 2008                                        6,778                6,628
 Series 2310, Class A, 10.531% 2017                                      7,031                7,655
 Series 41, Class F, 10.00% 2020                                         1,297                1,361
 Series 178, Class Z, 9.25% 2021                                         1,093                1,149           .16
                                                                                             64,386           .61

ASSET-BACKED OBLIGATIONS /9/
CREDIT CARD  -  1.42%
Metris Master Trust: /1/
 Series 1998-1A, Class C, 4.934%                                        15,000               14,791
 2005 /2/
 Series 1997-2, Class C, 5.134% 2006 /2/                                14,400               14,352
 Series 2001-2, Class B, 5.16% 2009                                     10,000               10,001           .37
First Consumer Master Trust, Series                                     35,000               35,591           .34
 1999-A, Class A, 5.80% 2005 /2/
NextCard Credit Card Master Note
 Trust:  /1/ /2/
 Series 2000-1, Class B, 4.78% 2006                                     14,125               14,091
 Series 2001-1A, Class B, 4.78% 2007                                     6,000                5,999           .19
H.S. Receivables Corp., Series 1999-1,                                  15,469               15,886           .15
 Class A, 8.13% 2006 /2/
MBNA Master Credit Card Trust: /2/
 Series 1999-D, Class B, 6.95% 2008                                      4,700                4,725
 Series 1998-E, Class C, 6.60% 2010                                      5,000                4,900           .09
Providian Master Trust, Series 2000-3,                                   8,750                9,001           .08
 Class C, 7.60% 2007 /2/
Capital One Secured Note Trust, Series                                   4,250                4,228
 1999-2, 4.58% 2005 /1/ /2/
Capital One Master Trust, Series 1999-1,                                 2,500                2,541           .06
 Class C, 6.60% 2007 /2/
First USA Credit Card Master Trust,                                      6,630                6,463           .06
 Class A Floating Rate, Series 1997-4,
 4.97% 2010  /1/ /2/
BA Master Credit Card Trust, Series                                      6,000                5,987           .06
 1998-A, Class B,  4.393% 2005 /1/
Hitachi Shinpan Co. Ltd., Series 1999-3,                                 1,708                1,792           .02
 Class A, 9.60% 2006 /2/
                                                                                            150,348          1.42

AIRPLANE ETC - 1.33%
Pegasus Aviation Lease
 Securitization: /2/
 Series 2000-1, Class A-2, 8.37% 2030                                   51,000               53,382
 Series 2001-1, Class B-1, 5.511%                                        9,916                9,903           .60
 2031 /1/
Airplanes Pass Through Trust, pass-                                     57,840               55,093           .52
through certificates, Class 1-C, 8.15%
 2019  /9/
Lease Investment Flight Trust, Series                                   15,000               14,981           .14
 2001-1, Class A3 4.41% 2016 /1/ /2/
Triton Aviation Finance, Series 1a,                                      7,381                7,382           .07
 Class A2, 4.68% 2025 /1/ /2/
                                                                                            140,741          1.33

ASSET-BACKED SECURITIES - 0.77%
NPF XII, Inc.: /2/
 Series 1999-3, Class B, 5.013% 2003 /1/                                 3,000                2,999
 Series 1999-2, Class A, 7.05% 2003                                     15,000               15,272
 Health Care Receivables Securitization                                  7,000                7,003
 Program, Series 2001-1, Class A,
 4.613% 2004  /1/
NPF VI, Inc., Series 1999-1, Class A,                                    5,000                5,049           .29
 6.25% 2003 /2/
Garanti Trade Payment Rights Master                                     26,296               26,202           .25
 Trust, Series 1999-B, Class 1, 10.81%
 2004 /2/
Puerto Rico Public Financing Corp.,                                     21,484               21,376           .20
 Series 1999-1, Class A, 6.15% 2008
Grupo Financiero Banamex Accival,                                        3,952                3,635           .03
 SA de CV 0% 2002 /2/
                                                                                             81,536           .77

MANUFACTURED HOUSING - 0.68%
Green Tree Financial Corp., pass-through
 certificates:
 Series 1995-A, Class NIM,  7.25% 2005                                   1,077                1,076
 Series 1993-2, Class B, 8.00% 2018                                      2,250                2,112
 Series 1995-3, Class B-2, 8.10% 2025                                    5,000                3,047
 Series 1995-8, Class B2, 7.65% 2026                                     8,197                4,553
 Series 1995-6, Class B2, 8.00% 2026                                     2,790                1,673
 Series 1996-7, Class A6, 7.65% 2027                                     2,093                2,161
 Series 1996-6, Class B2, 8.35% 2027                                    10,309                6,085
 Series 1996-5, Class B-2, 8.45% 2027                                    6,742                4,037
 Series 1996-10, Class A-6, 7.30% 2028                                   8,489                8,544
 Series 1997-8, Class B-2, 7.75% 2028                                    3,120                1,692
 Series 1998-4, Class B2, 8.11% 2028                                    13,350                7,555
 Series 1997-6, Class A7, 7.14% 2029                                    15,699               16,131
 Series 1997-6, Class B-2, 7.75% 2029                                    4,991                2,927
 Series 1999-3, Class A-7, 6.74% 2031                                   10,500               10,211           .68
                                                                                             71,804           .68

AUTO LOAN  - 0.61%
MMCA Auto Owner Trust:
 Series 2000-2, Class B Asset Backed                                     7,000                7,336
 Notes, 7.42% 2005
 Series 2000-1, Class B Asset Backed                                    14,750               15,358
 Notes, 7.55% 2005
 Series 2001-2, Class B Asset Backed                                     9,000                8,964           .30
 Notes, 5.75% 2007
Prestige Auto Receivables Trust, Series                                 10,707               10,694           .10
 2001-1A, Class A,  5.26% 2009 /2/
Drive Auto Receivables Trust, Series                                     6,811                6,939           .07
 2000-1, Class A, 6.672% 2006 /2/
Continental Auto Receivables Owner                                       5,261                5,431           .05
 Trust, Series 2000-B, Class CTFS,
 7.11% 2007 /2/
Team Fleet Financing Corp.,                                              5,271                5,324           .05
 Series 1996-1, Class A, 6.65% 2002 /2/
Triad Auto Receivables Owner Trust,                                      2,413                2,456           .02
 Series 1999-1, Class A2, 6.09% 2005
FACTA Securitization LLC, Series
 2000-A: /2/
 Class A, 8.00% 2004                                                       890                  902
 Class B, 8.96% 2004                                                     1,219                1,226           .02
                                                                                             64,630           .61

HOME EQUITY - 0.56%
Residential Funding Mortgage
 Securities II:
 Series 2001-HS2, Class AIO, interest                                   16,250                2,633
 only, 7.25% 2003
 Series 2000-HI5, Class AI4, 6.94% 2014                                  9,000                9,185
 Series 2001-HS2, Class A4, 6.43% 2016                                  11,500               11,346           .22
Chase Funding Mortgage Loan Asset-Backed
 Certificates:
 Series 2001-2, Class IA-3, 5.923% 2016                                  7,000                6,940
 Series 2001-1, Class IA-4, 6.573% 2026                                  6,500                6,500           .13
Ditech Home Loan Owner Trust, Series                                    10,500               10,149           .09
 1998-1, Class B1, 9.50% 2029
Asset-Backed Securities Corp. Home                                      82,960                6,695           .06
 Equity Loan, Series 2001-HE2, Class
 AIO, interest only, 4.50% 2031
Impac Secured Assets Corp., mortgage                                    20,230                2,816           .03
 pass through certificates, Series
2001-4, Class A-IO, interest only,
 8.00% 2003
GMACM Home Equity Loan Trust, Series
 2001-HE1, Class A-IO, interest only,                                   16,500                2,756           .03
 8.00% 2003
                                                                                             59,020           .56

STRANDED ASSET - 0.38%
PP&L Transition Bond Co. LLC, Series                                    27,500               28,888           .27
 1999-1, Class A-7, 7.05% 2009
Peco Energy Transition Trust, Series                                     8,000                8,033           .08
 1999-A, Class A6, 6.05% 2009
ComEd Transitional Funding Trust,                                        3,500                3,541           .03
 Transitional Funding Trust Note,
 Series 1998, Class A-4, 5.39%, 2005
                                                                                             40,462           .38

FRANCHISE/EQUIPMENT - 0.19%
GRCT Consumer Loan Trust, Series                                        14,988               14,953           .14
 2001-1A, Class 2BRV, 6.251% 2020 /2/
Green Tree Recreational, Equipment and                                   8,500                5,364           .05
 Consumer Trust, Series 1997-D, Class
 CTFS, 7.25% 2029
                                                                                             20,317           .19

HOME IMPROVEMENT - 0.18%
FIRSTPLUS Home Loan Owner Trust:
 Series 1997-1, Class A-7, 7.16% 2018                                   10,000               10,168
 Series 1997-3, Class B-1, 7.79% 2023                                    3,778                3,608           .13
The Money Store Trust, Series 1996-D,                                    4,000                4,086           .04
 Class A-14, 6.985% 2016
Green Tree Financial Corp., Series                                       1,000                1,004           .01
 1997-A, Class HI-M1,  7.47% 2023
                                                                                             18,866           .18

GOVERNMENT OBLIGATIONS
U.S. GOVERNMENT
U.S. TREASURY NOTES & BONDS  -  8.75%
3.625% July 2002 /10/                                                    3,865                3,937
5.75% April 2003                                                        20,000               20,516
10.75% May 2003                                                          7,500                8,358
11.875% November 2003                                                   37,100               43,129
5.25% May 2004                                                          48,180               49,008
11.625% November 2004                                                   91,500              110,644
7.50% February 2005                                                     15,000               16,324
7.00% July 2006                                                          1,500                1,627
3.375% January 2007 /10/                                               283,807              287,089
9.125% May 2009                                                         18,000               20,087
10.375% November 2009                                                   12,500               14,582
10.00% May 2010                                                         12,500               14,652
5.00% February 2011                                                      8,430                8,178
10.375% November 2012                                                   24,500               30,989
12.00% August 2013                                                      10,000               13,839
8.875% August 2017                                                     140,475              184,396
8.125% May 2021                                                         36,250               45,550
6.125% November 2027                                                    25,750               26,506
5.25% November 2028                                                     24,590               22,461
Strip Principal 0% 2030                                                 25,840                5,086          8.75
                                                                                            926,958          8.75

NON-PASS-THROUGH AGENCY SECURITIES
FANNIE MAE BONDS & NOTES  - 0.13%
Medium Term Note, 6.75% 2028                                            15,000               13,997           .13


FREDDIE MAC BONDS & NOTES - 0.10%
5.75% 2010                                                         Euro 12,000               10,461           .10


GOVERNMENTS & GOVERNMENTAL BODIES
 (EXCLUDING U.S.)
NON-U.S. GOVERNMENT OBLIGATIONS - 5.60%
Deutschland Republic 5.25% 2008                                         82,000               70,957
Bundesrepublik:
 6.00% 2007                                                             23,827               21,459
 5.25% 2010                                                             34,350               29,604
Treuhandanstalt 7.125% 2003                                             22,376               19,733          1.34
United Mexican States Government
 Eurobonds, Global:
 9.875% 2010                                                          $ 16,000               17,544
 8.375% 2011                                                             8,000                8,072
 11.375% 2016                                                           28,445               34,390           .57
Canadian Government:
 9.00% 2004                                                          C$ 10,000                7,312
 4.25% 2026 /10/                                                        62,636               45,897           .50
Hellenic Republic:
 8.90% 2004                                                        Euro 14,380               13,537
 2.90% 2007                                                      Yen 1,270,000               11,273
 8.60% 2008                                                        Euro 22,010               22,196
 7.50% 2013                                                              1,820                1,774           .46
Japanese Government:
 0.90% 2008                                                      Yen 1,400,000               11,313
 1.90% 2010                                                          3,850,000               33,120           .42
Polish Government:
 12.00% 2003                                                        PLZ 11,000                2,604
 8.50% 2004                                                             15,000                3,194
 8.50% 2005                                                             37,600                7,929
 Series 0605, 8.50% 2005                                                22,525                4,700
 8.50% 2005                                                             50,000               10,418
 8.50% 2006                                                             48,000                9,927           .37
United Kingdom:
 6.50% 2003                                                       Pound 11,750               16,979
 8.50% 2005                                                             12,000               18,917           .34
Spanish Government 6.00% 2008                                      Euro 36,061               31,943           .30
French Treasury Note 4.50% 2003                                         28,000               23,828           .22
Kingdom of Denmark 6.00% 2009                                      DKr 190,000               22,668           .21
Norwegian Government:
 6.75% 2007                                                         NOK 75,000                8,021
 5.50% 2009                                                            124,500               12,392           .19
New South Wales Treasury Corp. 8.00%                                 A$ 26,000               14,549           .14
2008
Italian Government BTPS Eurobond                                   Euro 16,204               14,367           .13
 6.00% 2007
Argentina (Republic of):
 Series C, 0% 2001                                                     $ 6,250                6,172
 Series E, 0% 2003                                                       1,000                  753
 7.00%/15.50% 2008 /3/ /9/                                               3,370                2,553
 12.25% 2018 /9/                                                           912                  650
 12.00% 2031                                                             1,675                1,198           .11
Panama (Republic of):
 9.625% 2011                                                               500                  508
 Interest Reduction Bond 4.50% 2014 /1/                                  8,990                7,979
 10.75% 2020                                                               210                  223
 8.875% 2027                                                               250                  229
 9.375% 2029                                                               675                  699           .09
Brazil (Federal Republic of):
 Eligible Interest Bond 5.438%                                           1,044                  932
 2006 /1/ /9/
 5.50% 2009 /1/ /2/ /9/                                                    626                  512
 Bearer 8.00% 2014 /5/ /9/                                               2,612                2,391
 8.875% 2024                                                             1,375                  890
 12.25% 2030                                                               425                  358
 11.00% 2040                                                               915                  680           .05
State of Qatar:
 9.75% 2030 /2/                                                          2,750                3,142
 9.75% 2030                                                              2,250                2,571           .05
Bulgaria (Republic of) Front Loaded                                      2,470                2,007           .02
 Interest Reduction Bond, 3.00%
 2012 /1/ /9/
Columbia (Republic of) 7.625% 2007                                       2,200                2,002           .02
Turkish Treasury Bill:
 0% 2002                                                       TRL 945,000,000                  497
 0% 2002                                                           121,000,000                   52
Turkey (Republic of):
 12.375% 2009                                                            $ 500                  456
 11.875% 2030                                                              500                  420           .01
New Zealand Government 4.50% 2016 /10/                               NZ$ 3,292                1,298           .01
Venezuela (Republic of) Eurobond 4.75%                                 $ 1,083                  903           .01
 2007 /1/ /9/
Philippines (Republic of):
 9.875% 2019                                                               500                  436
 10.625% 2025                                                              470                  427           .01
Russian Federation: /1/
 5.00% 2030 /2/                                                            145                   69
 5.00% 2030                                                              1,355                  645           .01
Peru (Republic of):/1/
 Front-Loaded Interest Reduction                                           100                   63
 Eurobond 4.00% 2017
 Past Due Interest Eurobond 4.50%                                          875                  606           .01
 2017 /9/
South Africa (Republic of) 12.00% 2005                               ZAR 5,100                  664           .01
                                                                                            593,602          5.60

NON-U.S. AGENCY BONDS - 0.53%
KfW International Finance Inc.:
 1.00% 2004                                                      Yen 4,750,000               39,212
 5.00% 2011                                                        Euro 20,700               16,950           .53
                                                                                             56,162           .53

DEVELOPMENT AUTHORITIES  - 0.14%
The Japan Development Bank 6.50% 2001                            Yen 1,100,000                8,943           .09
International Bank for Reconstruction &                               $ 40,000                5,520           .05
 Development, Series MTN, 0% 2031
                                                                                             14,463           .14

TAXABLE MUNICIPAL OBLIGATIONS - 0.19%
Public Building Commission of Chicago,                                   7,000                7,359           .07
 Special Obligation Taxable Ref. Bonds,
 Series 2001, 7.125% 2012
Chugach Electric Association, Inc., 2001                                 7,500                7,343           .07
 Series A, MBIA Insured, 6.55% 2011
California Maritime Infrastructure                                       5,340                5,239           .05
 Authority, Taxable Lease Revenue Bonds
 (San Diego Unified Port District-South
 Bay Plant Acquisition), Series 1999,
 6.63% 2009 /2/ /9/
                                                                                             19,941           .19

MISCELLANEOUS  - 0.53%
Investment securities in initial period                                                      56,372           .53
 of acquisition


                                                                                            Market       Percent
                                                                              Shares         Value        of Net
Equity Related Securities                                                                    (000)        Assets
STOCKS & WARRANTS  -  0.09% /4/
Price Communications Corp.                                             313,053                6,321           .06
Wilshire Financial Services Group Inc.                               1,601,967                3,044           .03
  /7/ /11/
Global TeleSystems, Inc.                                               750,000                  135           .00
NTL Inc., warrants, expire 2008 /2/ /7/                                 26,362                  112           .00
McCaw International, Ltd., warrants,                                    30,500                   76           .00
 expire 2007  /2/ /7/
Viatel, Inc.                                                            32,363                    2           .00
Comunicacion Celular SA, Class B,                                       17,550                    2           .00
 warrants, expire 2003  /2/ /7/
Protection One Alarm Monitoring, Inc.,                                  54,400                    1           .00
 warrants, expire 2005  /2/ /7/
Tultex Corp., warrants, expire 2007 /7/                              1,867,700                   -             -
V2 Music Holdings PLC, warrants, expire                                  7,875                   -             -
 2000 /7/
V2 Music Holdings PLC, warrants, expire                                  9,250                   -
 2008  /2/ /7/
                                                                                              9,693           .09

TOTAL BONDS, NOTES & EQUITY SECURITIES:                                                   9,738,669         91.91
 (cost: $10,193,880,000)




                                                                           Principal        Market       Percent
                                                                              Amount         Value        of Net
Short-Term Securities                                                          (000)         (000)        Assets
Corporate Short-Term Notes  -  3.61%
Marsh & McLennan Co. 3.77% due                                        $ 24,000            $  23,832
 9/4/01 /2/
Marsh USA Inc. 4.65% due 7/6/01 /2/                                     25,000               24,980           .46
Park Avenue Receivables Corp.: /2/
 3.98% due 7/13/01                                                      12,000               11,983
 3.80% due 7/19/01                                                      29,334               29,275           .39
Verizon Global Funding Inc.:
 4.05% due 7/17/01 /2/                                                  20,000               19,962
 3.80% due 8/8/01                                                       16,000               15,934           .34
Preferred Receivables Funding Corp.:/2/
 3.88% due 7/23/01                                                      28,800               28,729
 3.70% due 7/30/01                                                       6,126                6,107           .33
Household Finance Corp. 3.61%                                           25,500               25,370           .24
 due 8/20/01
Ford Motor Credit Co. 4.05% due 7/6/01                                  25,000               24,983           .24
American Express Credit Corp. 3.84%                                     25,000               24,898           .23
 due 8/7/01
SBC Communications Inc. 3.97% due                                       24,200               24,195           .23
 7/2/01 /2/
Electronic Data Systems Corp. 3.91%                                     21,000               20,954           .20
 due 7/20/01 /2/
International Lease Finance Corp. 3.73%                                 20,000               19,856           .19
 due 9/6/01
Alcoa Inc. 3.88% due 7/13/01                                            16,000               15,978           .15
General Electric Capital Corp. 3.80%                                    15,500               15,433           .14
 due 8/10/01
Boeing Capital Corp. 3.88% due                                          15,000               14,982           .14
 7/11/01 /2/
Procter & Gamble Co. 3.75% due 8/3/01                                   15,000               14,945           .14
E.I. DuPont de Nemours & Co. 3.75%                                      10,000                9,928           .09
 due 9/7/01
E.W. Scripps Co. 3.70% due 9/14/01 /2/                                   8,700                8,631           .08
Kimberly-Clark Corp. 3.88% due                                           2,000                1,996           .02
 7/20/01 /2/
                                                                                            382,951          3.61

Federal Agency Discount Notes - 3.01%
Freddie Mac:
 4.59% due 7/5/01                                                       20,900               20,887
 3.75% due 9/6/01                                                       25,000               24,824
 3.88% due 9/7/01                                                       16,600               16,481
 3.42% due 9/13/01                                                      22,900               22,723
 3.565% due 9/20/01                                                     32,500               32,224          1.11
Fannie Mae:
 3.77% due 8/3/01                                                       41,000               40,854
 3.87% due 8/9/01                                                       40,400               40,226
 4.07% due 8/22/01                                                       5,000                4,970
 3.86% due 9/12/01                                                      24,200               24,015
 3.54% due 9/13/01                                                       5,800                5,755
 4.00% due 10/25/01                                                      1,300                1,284          1.10
Federal Home Loan Banks:
 3.895% due 7/25/01                                                     10,200               10,172
 3.80% due 8/24/01                                                      10,300               10,240
 3.85% due 8/30/01                                                      32,000               31,795
 3.57% due 9/14/01                                                      25,000               24,804
 3.55% due 9/19/01                                                       7,800                7,734           .80
                                                                                            318,988          3.01

U.S. Treasuries  -  0.18%
U.S. Treasury Bill 3.395% due 9/27/01                                   19,400               19,233           .18



TOTAL SHORT-TERM SECURITIES:                                                                721,172          6.80
 (cost: $721,192,000)


TOTAL INVESTMENT SECURITIES:                                                             10,459,841         98.71
 (cost: $10,915,072,000)
Excess of cash and receivables over                                                         136,412          1.29
 payables

NET ASSET                                                                               $10,596,253      100.00$

/1/ Coupon rate may change periodically.
/2/ Purchased in a private placement
    transaction; resale may be
    limited to qualified institutional
    buyers; resale to public
    may require registration.
/3/ Step bond; coupon rate will increase
    at a later date.
/4/ Non-income-producing security.
/5/ Payment in kind; the issuer has the
    option of paying additional
    securities in lieu of cash.
/6/ Company not making interest or
    dividend payments;
    bankruptcy proceedings pending.
/7/ Valued under procedures established
    by the Board of Directors.
/8/ Purchased as a unit; issue was
    separated but reattached for
    reporting purposes.
/9/ Pass-through securities backed by a
    pool of mortgages or other loans on
    which principal payments are
    periodically made.  Therefore, the
    effective maturities are shorter
    than the stated maturities.
/10/ Index-linked bond whose principal
     amount moves with a government
     retail price index.
/11/ The fund owns 7.98% of the
     outstanding  voting securities of
     Wilshire Financial Services,
     and thus is considered an affiliate as
     defined in the Investment Company Act
     of 1940.

See Notes to Financial Statements


FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES                                                         (Unaudited)
at June 30, 2001                                                           (dollars in  thousands)

Assets:
Investment securities at market
 (cost: $10,915,072)                                                                        $10,459,841
Cash                                                                                             12,922
Receivables for -
 Sales of investments                                                          $25,365
 Sales of fund's shares                                                         34,876
 Forward currency contracts - net                                                9,282
 Dividends and interest                                                        167,460
 Other                                                                               5          236,988
                                                                                             10,709,751
Liabilities:
Payables for -
 Purchases of investments                                                       78,188
 Repurchases of fund's shares                                                   17,039
 Forward currency contracts - net                                                  825
 Dividends on fund's shares                                                     10,563
 Management services                                                             2,839
 Other expenses                                                                  4,044          113,498
Net Assets at June 30, 2001                                                                 $10,596,253

 Total authorized capital stock -
 2,500,000,000 shares, $.001 par value
 Class A shares:
  Net assets                                                                                $10,275,279
  Shares outstanding                                                                        798,386,480
  Net asset value per share                                                                      $12.87
 Class B shares:
  Net assets                                                                                   $244,112
  Shares outstanding                                                                         18,967,460
  Net asset value per share                                                                      $12.87
 Class C shares:
  Net assets                                                                                    $50,936
  Shares outstanding                                                                          3,957,760
  Net asset value per share                                                                      $12.87
 Class F shares:
  Net assets                                                                                    $25,925
  Shares outstanding                                                                          2,014,400
  Net asset value per share                                                                      $12.87

See Notes to Financial Statements



STATEMENT OF OPERATIONS                                                                     (Unaudited)
for the six months ended June 30, 2001                                     (dollars in  thousands)
Investment Income:
Income:
 Interest                                                                     $387,878
 Dividends                                                                       6,999         $394,877

Expenses:
 Management services fee                                                        16,318
 Distribution expenses - Class A                                                12,320
 Distribution expenses - Class B                                                   799
 Distribution expenses - Class C                                                    67
 Distribution expenses - Class F                                                     9
 Transfer agent fees - Class A                                                   5,446
 Transfer agent fees - Class B                                                     101
 Administrative service fees - Class C                                              25
 Administrative service fees - Class F                                               9
 Reports to shareholders                                                           399
 Registration statement and prospectus                                             345
 Postage, stationery and supplies                                                1,005
 Directors' fees                                                                    34
 Auditing and legal fees                                                            76
 Custodian fee                                                                     363
 Taxes other than federal income tax                                               121
 Other expenses                                                                    120           37,557
 Net investment income                                                                          357,320

Realized Loss and Unrealized
 Appreciation on Investments:
Net realized loss                                                                               (37,499)
Net unrealized appreciation on:
 Investments                                                                    71,117
 Open forward currency contracts                                                 7,838
  Net unrealized appreciation                                                                    78,955
 Net realized loss and
  unrealized appreciation
  on investments                                                                                 41,456
Net Increase in Net Assets Resulting
 from Operations                                                                               $398,776

See Notes to Financial Statements



STATEMENT OF CHANGES IN NET ASSETS                                         (dollars in  thousands)

                                                                            Six months       Year ended
                                                                        ended June 30,     December 31,
                                                                                 2001*              2000
Operations:
Net investment income                                                         $357,320         $678,652
Net realized loss on investments                                               (37,499)         (72,414)
Net unrealized appreciation (depreciation)
 on investments                                                                 78,955          (50,346)
 Net increase in net assets
  resulting from operations                                                    398,776          555,892
Dividends Paid to
 Shareholders:
Dividends from net investment income:
 Class A                                                                      (345,289)        (688,050)
 Class B                                                                        (4,928)          (2,035)
 Class C                                                                          (413)               -
 Class F                                                                          (243)               -
  Total dividends                                                             (350,873)        (690,085)

Capital Share Transactions:
Proceeds from shares sold                                                    2,053,875        2,190,967
Proceeds from shares issued in reinvestment
 of net investment income dividends and
 distributions of net realized gain on investments                             274,839          550,406
Cost of shares repurchased                                                  (1,234,818)      (2,630,060)
 Net increase in net assets resulting
  from capital share transactions                                            1,093,896          111,313
Total Increase (Decrease) in Net Assets                                      1,141,799          (22,880)

Net Assets:
Beginning of period                                                          9,454,454        9,477,334
End of period (including distributions in excess of
 net investment income and undistributed net
 investment income: $881 and $7,328,
 respectively)                                                             $10,596,253       $9,454,454

*Unaudited

See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

The fund offers four classes of shares as described below:

Class A shares are sold with an initial sales charge of up to 3.75%.

Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares automatically convert to Class A shares after eight years.

Class C shares are sold without an initial sales charge but are subject to a CDSC of 1% for redemptions within one year of purchase. Class C shares automatically convert to Class F shares after ten years.

Class F shares, which are sold exclusively through fee-based programs, are sold without an initial sales charge or CDSC.

Holders of all classes of shares have equal pro rata rights to assets, dividends, liquidation and other rights. Each class has identical voting rights, except for exclusive rights to vote on matters affecting only its class. Each class of shares may have different distribution, administrative services and transfer agent fees and expenses. Differences in class-specific expenses will result in the payment of different per share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the fund's Board of Directors.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are combined with the net realized and unrealized gain or loss on investment securities for financial reporting purposes.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or when-issued basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange currencies of different countries at specified future dates at specified rates. The fund enters into these contracts to manage its exposure to fluctuations in foreign exchange rates arising from investments denominated in non-U.S. currencies. The fund's use of forward currency contracts involves market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contracts are recorded in the Statement of Assets and Liabilities at their net unrealized value. The fund records realized gains or losses at the time the forward contract is closed or offset by a matching contract. The face or contract amount in U.S. dollars reflects the total exposure the fund has in that particular contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates and securities' values underlying these instruments. Purchases and sales of forward currency exchange contracts having the same settlement date and broker are offset and presented net in the Statement of Assets and Liabilities.

CLASS ALLOCATIONS - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net asset values. Distribution expenses, administrative services fees, certain transfer agent fees and other applicable class-specific expenses are accrued daily and charged to the respective share class.


2.  NON-U.S. INVESTMENTS

INVESTMENT RISK - Investments in securities of non-U.S. issuers in certain countries involve special investment risks. These risks may include, but are not limited to, investment and repatriation restrictions, revaluation of currencies, adverse political, social and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. For the six months ended June 30, 2001, non-U.S. taxes paid were $95,000.

CURRENCY GAINS AND LOSSES - Net realized currency losses on dividends, interest, sales of non-U.S. bonds and notes, forward contracts, and other receivables and payables, on a book basis, were $2,023,000 for the six months ended June 30, 2001.


3.  FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by the fund.

As of June 30, 2001, the cost of investment securities, excluding forward currency contracts, for book and federal income tax reporting purposes was $10,918,022,000. Net unrealized depreciation on investments, excluding forward currency contracts, aggregated $458,181,000; $245,114,000 related to appreciated securities and $703,295,000 related to depreciated securities. For the six months ended June 30, 2001, the fund realized tax basis net capital losses of $39,025,000. The fund had available at December 31, 2000, a net capital loss carryforward totaling $66,959,000 which may be used to offset capital gains realized during subsequent years through 2008 and thereby relieve the fund and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. The fund will not make distributions from capital gains while a capital loss carryforward remains. In addition, the fund has recognized, for tax purposes, capital losses totaling $51,238,000 which were realized during the period November 1, 2000 through December 31, 2000. Net losses related to non-U.S. currency transactions of $12,614,000 (including losses totaling $19,628,000 which were realized during the period November 1, 2000 through December 31, 2000) are treated as an adjustment to ordinary income for federal income tax purposes.


4. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $16,318,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company ("CRMC") with which certain officers and Directors of the fund are affiliated.

The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on a series of rates beginning with 0.30% per annum of the first $60 million of daily net assets decreasing to 0.14% of such assets in excess of $10 billion. The agreement also provides for monthly fees, accrued daily, of 2.25% on the first $8,333,333 of the fund's monthly gross investment income and 2.00% of such income in excess of $8,333,333. For the six months ended June 30, 2001, the management services fee was equivalent to an annualized rate of 0.324% of average daily net assets.

DISTRIBUTION EXPENSES - The fund has adopted plans of distribution under which it may finance activities primarily intended to sell fund shares, provided the categories of expenses are approved in advance by the fund's Board of Directors. The plans provide for annual expenses, based on average daily net assets, of up to 0.25% for Class A shares, 1.00% for Class B and Class C shares, and up to 0.50% for Class F shares.

All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares, for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services. The balance may be used for approved distribution expenses as follows:

CLASS A SHARES - Approved categories of expense include reimbursements to AFD for commissions paid to dealers and wholesalers in respect of certain shares sold without a sales charge. Those reimbursements are permitted for amounts billed to the fund within the prior 15 months but only to the extent that the overall 0.25% annual expense limits for Class A share is not exceeded. For the six months ended June 30, 2001, aggregate distribution expenses were limited to $12,320,000, or 0.25% of average daily net assets attributable to Class A shares. As of June 30, 2001, unreimbursed expenses which remain subject to reimbursement totaled $4,433,000.

CLASS B SHARES - In addition to service fees of 0.25%, approved categories of expense include fees of 0.75% per annum of average daily net assets attributable to Class B shares payable to AFD. AFD sells the rights to receive such payments (as well as any contingent deferred sales charges payable in respect of shares sold during the period) in order to finance the payment of dealer commissions. For the six months ended June 30, 2001, aggregate distribution expenses were $799,000, or 1.00% of average daily net assets attributable to Class B shares.

CLASS C SHARES - In addition to service fees of 0.25%, the Board of Directors has approved the payment of 0.75% per annum of average daily net assets attributable to Class C shares to AFD to compensate firms selling Class C shares of the fund. For the period ended June 30, 2001, aggregate distribution expenses were $67,000, or 1.00% of average daily net assets attributable to Class C shares.

CLASS F SHARES - The plan has an expense limit of 0.50%. However, the Board of Directors has presently approved expenses under the plan of 0.25% per annum of average daily net assets attributable to Class F shares. For the period ended June 30, 2001, aggregate distribution expenses were $9,000, or 0.25% of average daily net assets attributable to Class F shares.

As of June 30, 2001, aggregate distribution expenses payable to AFD for all share classes were $2,100,000.

AFD received $3,305,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's Class A shares for the six months ended June 30, 2001. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying Statement of Operations.

TRANSFER AGENT FEE - A fee of $5,547,000 was incurred during the six months ended June 30, 2001, pursuant to an agreement with American Funds Service Company ("AFS"), the transfer agent for the fund. As of June 30, 2001, aggregate transfer agent fees payable to AFS for Class A and Class B shares were $984,000.

ADMINISTRATIVE SERVICES FEES - The fund has an administrative services agreement with CRMC for Class C and Class F shares. Pursuant to this agreement, CRMC provides transfer agency and other related shareholder services. CRMC may contract with third parties to perform these services. Under the agreement, the fund pays CRMC a fee equal to 0.15% per annum of average daily net assets of Class C and Class F shares, plus amounts payable for certain transfer agency services according to a specified schedule. For the period ended June 30, 2001, total fees under the agreement were $34,000. As of June 30, 2001, aggregate administrative services fees payable to CRMC for Class C and Class F shares were $13,000.

DEFERRED DIRECTORS' FEES - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the receipt of part or all of their compensation. Deferred compensation amounts, which remain in the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. As of June 30, 2001, the cumulative amount of these liabilities was $165,000. Directors' fees during the six months ended June 30, 2001, were $34,000, comprised of $32,000 in current fees (either paid in cash or deferred), and $2,000, representing the net increase in the value of deferred compensation.

AFFILIATED DIRECTORS AND OFFICERS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers of the fund and certain Directors are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.


5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $3,961,964,000 and $3,070,791,000, respectively, during the six months ended June 30, 2001.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. For the six months ended June 30, 2001, the custodian fee of $363,000 includes $110,000 that was paid by these credits rather than in cash.

As of June 30, 2001, net assets consisted of the following:

                                                                                      (dollars in thousand)
Capital paid in on shares of capital stock                                                      $11,207,498
Distributions in excess of net investment income                                                       (881)
Accumulated net realized loss                                                                      (157,338)
Net unrealized depreciation                                                                        (453,026)
Net assets                                                                                      $10,596,253

Capital share transactions in the fund were as follows:


                                                                          Six months            Six months
                                                                               ended                 ended
                                                                       June 30, 2001         June 30, 2001
                                                                        Amount (000)                Shares
Class A Shares:
  Sold                                                               $     1,805,510           139,084,708
  Reinvestment of dividends and distributions                                270,734            20,889,778
  Repurchased                                                             (1,215,980)          (93,751,366)
   Net increase in Class A                                                   860,264            66,223,120
Class B Shares: /1/
  Sold                                                                       164,310            12,665,294
  Reinvestment of dividends and distributions                                  3,647               281,536
  Repurchased                                                                (11,641)             (898,360)
   Net increase in Class B                                                   156,316            12,048,470
Class C Shares: /2/
  Sold                                                                        53,132             4,104,716
  Reinvestment of dividends and distributions                                    306                23,624
  Repurchased                                                                 (2,205)             (170,580)
   Net increase in Class C                                                    51,233             3,957,760
Class F Shares: /2/
  Sold                                                                        30,923             2,388,497
  Reinvestment of dividends and distributions                                    152                11,718
  Repurchased                                                                 (4,992)             (385,815)
   Net increase in Class F                                                    26,083             2,014,400
Total net increase in fund                                           $     1,093,896            84,243,750





                                                                          Year ended            Year ended
                                                                   December 31, 2000     December 31, 2000
                                                                        Amount (000)                Shares
Class A Shares:
  Sold                                                               $     2,100,818           164,508,807
  Reinvestment of dividends and distributions                                548,746            43,009,488
  Repurchased                                                             (2,626,235)         (205,443,815)
   Net increase in Class A                                                    23,329             2,074,480
Class B Shares: /1/
  Sold                                                                        90,149             7,089,300
  Reinvestment of dividends and distributions                                  1,660               130,466
  Repurchased                                                                 (3,825)             (300,776)
   Net increase in Class B                                                    87,984             6,918,990
Class C Shares: /2/
  Sold                                                                           -                     -
  Reinvestment of dividends and distributions                                    -                     -
  Repurchased                                                                    -                     -
   Net increase in Class C                                                       -                     -
Class F Shares: /2/
  Sold                                                                           -                     -
  Reinvestment of dividends and distributions                                    -                     -
  Repurchased                                                                    -                     -
   Net increase in Class F                                                       -                     -
Total net increase in fund                                           $       111,313             8,993,470


/1/ Class B shares were not offered before
    March 15, 2000.
/2/ Class C and Class F shares were not
    offered before March 15, 2001.

At June 30, 2001, the fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:

Non-U.S.                                                     Contract                    Contract
Currency                                                       Amount                      Amount
Contracts                                                    Non-U.S.                  U.S. (000)
--------------------------
Sales:
 British Pounds
  expiring 7/26 to
  9/19/2001                                          Pound 15,552,000                    $ 21,889
 Euros
  expiring 7/24 to
  10/2/2001                                           Euro 287,202,831                    245,873
 Japanese Yen
  expiring 9/13 to
  9/26/2001                                         Yen 4,823,125,320                      39,554

                                                                              -------------------
                                                                                        $ 307,316
                                                                              -------------------





                                                                                U.S. Valuations at
                                                                                     June 30, 2001
                                                                                        Unrealized
Non-U.S.                                           U.S. Valuations at               (Depreciation)
Currency                                                June 30, 2001                 Appreciation
Contracts                                                Amount (000)                        (000)

Sales:
 British Pounds
  expiring 7/26 to
  9/19/2001                                                  $ 21,916                      $  (28)
 Euros
  expiring 7/24 to
  10/2/2001                                                   243,333                       2,541
 Japanese Yen
  expiring 9/13 to
  9/26/2001                                                    39,028                         526

                                                  -------------------         -------------------
                                                            $ 304,277                      $3,039
                                                  -------------------            ================

Per-Share Data and Ratios



                                                                     Class A
                                                                  Six months          Class A         Class A
                                                                       ended       Year ended      Year ended
                                                                    June 30,      December 31,    December 31,
                                                                2001 /1/,/2/             2000            1999
Net Asset Value, Beginning of Period                                  $12.79           $12.98          $13.61

 Income from Investment Operations :
  Net investment income                                              .46 /3/         .94 /3/             .93

  Net gains/(losses) on securities (both                             .07 /3/        (.17)/3/            (.63)
 realized and unrealized)

   Total from investment operations                                      .53             .77             .30

 Less Distributions :
  Dividends (from net investment income)                                (.45)           (.96)           (.93)

  Distributions (from capital gains)                                       -               -               -

   Total distributions                                                  (.45)           (.96)           (.93)

Net Asset Value, End of Period                                        $12.87          $12.79          $12.98

Total Return /4/                                                        4.07%           6.19%           2.29%

Ratios/Supplemental Data:

 Net assets, end of period (in millions)                             $10,275          $9,366          $9,477

 Ratio of expenses to average net assets                             .73%/5/             .72%            .69%

 Ratio of net income to average net assets                          7.13%/5/            7.35%           6.96%




                                                                     Class A         Class A         Class A
                                                                  Year ended      Year ended      Year ended
                                                                December 31,    December 31,    December 31,
                                                                        1998            1997            1996
Net Asset Value, Beginning of Period                                  $14.00          $13.75          $13.88

 Income from Investment Operations :
  Net investment income                                                  .94             .98            1.02

  Net gains/(losses) on securities (both                                (.24)            .25            (.13)
 realized and unrealized)

   Total from investment operations                                      .70            1.23             .89

 Less Distributions :
  Dividends (from net investment income)                                (.95)           (.98)          (1.02)

  Distributions (from capital gains)                                    (.14)              -               -

   Total distributions                                                 (1.09)           (.98)          (1.02)

Net Asset Value, End of Period                                        $13.61          $14.00          $13.75

Total Return /4/                                                        5.17%           9.24%           6.71%

Ratios/Supplemental Data:

 Net assets, end of period (in millions)                              $9,541          $8,176          $7,002

 Ratio of expenses to average net assets                                 .66%            .68%            .71%

 Ratio of net income to average net assets                              6.94%           6.95%           7.47%




                                                                     Class B
                                                                  Six months         Class B         Class C
                                                                       ended     March 15 to     March 15 to
                                                                    June 30,    December 31,        June 30,
                                                                2001 /1/,/2/        2000 /1/    2001 /1/,/2/
Net Asset Value, Beginning of Period                                  $12.79          $12.92          $13.05

 Income from Investment Operations :
  Net investment income /3/                                              .40             .62             .21

  Net gains/(losses) on securities (both                                 .08            (.08)           (.16)
 realized and unrealized) /3/

   Total from investment operations                                      .48             .54             .05

 Less Distributions :
  Dividends (from net investment income)                                (.40)           (.67)           (.23)

  Distributions (from capital gains)                                       -               -               -

   Total distributions                                                  (.40)           (.67)           (.23)

Net Asset Value, End of Period                                        $12.87          $12.79          $12.87

Total Return /4/                                                        3.69%           4.33%            .31%

Ratios/Supplemental Data:

 Net assets, end of period (in millions)                                $244             $88             $51

 Ratio of expenses to average net assets                            1.49%/5/        1.42%/5/             .50%

 Ratio of net income to average net assets                          6.19%/5/        6.65%/5/            1.73%




                                                                     Class F
                                                                 March 15 to
                                                                    June 30,
                                                                2001 /1/,/2/
Net Asset Value, Beginning of Period                                  $13.05

 Income from Investment Operations :
  Net investment income /3/                                              .24

  Net gains/(losses) on securities (both                                (.17)
 realized and unrealized) /3/

   Total from investment operations                                      .07

 Less Distributions :
  Dividends (from net investment income)                                (.25)

  Distributions (from capital gains)                                       -

   Total distributions                                                  (.25)

Net Asset Value, End of Period                                        $12.87

Total Return /4/                                                         .43%

Ratios/Supplemental Data:

 Net assets, end of period (in millions)                                 $26

 Ratio of expenses to average net assets                                 .25%

 Ratio of net income to average net assets                              1.98%





Supplemental Data - All Classes
                                                                  Six months
                                                                       ended      Year ended       Year ended
                                                                    June 30,    December 31,     December 31,
                                                                2001 /1/,/2/            2000             1999
Portfolio turnover rate                                                61.12%          62.07%          46.71%



                                                                   Year ended      Year ended      Year ended
                                                                 December 31,    December 31,    December 31,
                                                                         1998            1997            1996
Portfolio turnover rate                                                66.25%          51.96%          43.43%



/1/ Based on operations for the period shown and, accordingly, not representative of a full year.
/2/ Unaudited.
/3/ Based on average shares outstanding.
/4/ Total returns exclude all sales charges, including contingent deferred sales charges.
/5/ Annualized.


OTHER SHARE CLASS RESULTS
SHARE RESULTS: CLASS B, CLASS C AND CLASS F

Average annual compound returns for periods ended June 30, 2001:

                                         1 YEAR   LIFE OF CLASS*
CLASS B SHARES
Reflecting applicable contingent
 deferred sales charge (CDSC),
 maximum of 5%, payable only if
 shares are sold                          +2.68%      +3.23%

Not reflecting CDSC                       +7.68%      +6.27%

CLASS C AND CLASS F SHARES
Results reflecting CDSC for these shares are not shown because of the brief time between their introduction on March 15, 2001 and the end of period.

*From March 15, 2000, when B shares first became available.



[The American Funds Group/R/]

OFFICES

OFFICES OF THE FUND AND
OF THE INVESTMENT ADVISER,
CAPITAL RESEARCH AND
MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 2205
Brea, California 92822-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280

CUSTODIAN OF ASSETS
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071-2371

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

There are several ways to invest in The Bond Fund of America. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts of $100,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirements plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B Shares were 0.76% higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (CDSC) of up to 5% that declines over time. Class C shares are subject to annual expenses about 0.82% higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, have higher expenses (about 0.06% a year) than do Class A shares, and an annual asset-based fee charged by the sponsoring firm. Because expenses are first deducted from income, dividends for each share class will vary.

For information about your account or any of the fund's services, or for a prospectus for any of the American Funds, please contact your financial adviser. You may also call American Funds Service Company, toll-free, at 800/421-0180 or visit us at americanfunds.com on the World Wide Web.

THIS REPORT IS FOR THE INFORMATION OF SHAREHOLDERS OF THE BOND FUND OF AMERICA, BUT IT MAY ALSO BE USED AS SALES LITERATURE WHEN PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS, WHICH GIVES DETAILS ABOUT CHARGES, EXPENSES, INVESTMENT OBJECTIVES AND OPERATING POLICIES OF THE FUND. IF USED AS SALES MATERIAL AFTER SEPTEMBER 30, 2001, THIS REPORT MUST BE ACCOMPANIED BY AN AMERICAN FUNDS GROUP STATISTICAL UPDATE FOR THE MOST RECENTLY COMPLETED CALENDAR QUARTER.

Printed on recycled paper
Litho in USA BG/LPT/5196
Lit. No. BFA-013-0801